     As filed with the Securities and Exchange Commission on May 15, 2001

                                             Registration No. 333-59030/811-8358

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. 1 Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND TRUST

                         Area Code and Telephone Number:
                                 (212) 492-1600

                     Address of Principal Executive Offices:
                                522 Fifth Avenue
                               New York, NY 10036

                     Name and Address of Agent for Service:

                                   Lisa Hurley
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.         SARAH E. COGAN, ESQ.        JOHN E. BAUMGARDNER,
PETER B. ELDRIDGE, ESQ.         Simpson Thacher & Bartlett  JR., ESQ.
c/o J.P. Morgan Fleming Asset   425 Lexington Avenue        Sullivan & Cromwell
Management (USA) Inc.           New York, NY  10017-3954    125 Broad Street
522 Fifth Avenue                                            New York, NY  10004
New York, NY 10036

================================================================================


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 16, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-75250/811-8358) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended November 30, 2000 was filed on November 27, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

           J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

                                                                    May 16, 2001

Dear Shareholder:

    A special meeting of the shareholders of J.P. Morgan Institutional Service Prime Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.


    As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Prime Money Market Fund II (formerly, Chase Vista Prime Money Market
Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT") (the "Reorganization"). After the Reorganization, shareholders will hold an interest in the Surviving Fund. The investment objective and policies of the Merging Fund generally are similar to those of the Surviving Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Prime Money Market Fund."


    After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.


    The Surviving Fund has also entered into agreements and plans of reorganization with other money market funds whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which have identical investment objectives and policies to the Merging Fund (collectively, the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of these other funds and certain other conditions are met, these funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.


    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.


    The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.


    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMIF to the Surviving Fund and MFT. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMIF, the Surviving Fund, MFT or their shareholders.

    If approval of the Reorganization is obtained, you will automatically receive shares in the Surviving Fund.

    The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

    THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.


    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Matthew Healey

                                          Matthew Healey
                                          Chairman


    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc. or us to answer any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?


    The Reorganization is being proposed because each Fund's board believes it is in the best interests of its shareholders.


IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?


    In connection with the Reorganization, the Merging Fund will cease investing in The Prime Money Market Portfolio (the "Master Portfolio" in which it currently invests), will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders. After the Reorganization, you will own shares of the Surviving Fund rather than the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.


WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?


    The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal difference is as follows:



               SURVIVING FUND                                  MERGING FUND
- The Surviving Fund's investment objective    - The Merging Fund's investment objective is
  is to aim to provide the highest possible    to maximize current income consistent with
  level of current income while still            the preservation of capital and same-day
  maintaining liquidity and preserving           liquidity.
  capital.



    The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its assets in the Master Portfolio (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.


HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?


    As a result of the Reorganization, the contractual (or pre-waiver) and the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, The Chase Manhattan Bank, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that the actual total operating expense will remain the same for at least THREE YEARS after the Reorganization.


WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?


    Yes, JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.


WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive shares in the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?


    If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging funds will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.



WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMIF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFT?



    Even if the Reorganization is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you were still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees that are proposed for JPMIF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

           J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND,
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of J.P. Morgan Institutional Service Prime Money Market
Fund:


NOTICE IS HEREBY GIVEN THAT a Special Meeting (the "Meeting") of the shareholders ("Shareholders") of J.P. Morgan Institutional Service Prime Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m. (Eastern time), for the following purposes:


 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, Mutual Fund Trust ("MFT"), on behalf of JPMorgan Prime Money Market Fund II (formerly, Chase Vista Prime Money Market Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Premier Class shares of the Surviving Fund (the "Surviving Fund Shares"); and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.


 ITEM 2. To elect eight Trustees to serve as members of the Board of Trustees of JPMIF.



 ITEM 3. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.


    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

    Each proposal is described in the attached Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.


    Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMIF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you.


   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg

                                          SHARON WEINBERG
                                          SECRETARY


May 16, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 16, 2001


                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
           J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND,
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722



                 BY AND IN EXCHANGE FOR PREMIER CLASS SHARES OF
                      JPMORGAN PRIME MONEY MARKET FUND II
                (FORMERLY, CHASE VISTA PRIME MONEY MARKET FUND),
                         A SERIES OF MUTUAL FUND TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782



    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Institutional Service Prime Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into JPMorgan Prime Money Market Fund II (formerly, Chase Vista Prime Money Market
Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT"). If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF and MFT are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Prime Money Market Fund."



    Under the proposed Reorganization, each Merging Fund Shareholder will receive Premier Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently has six classes of shares: the Reserve Class, Vista Class, Premier Class, Institutional Class, Class B and Class C Shares. In connection with the Reorganization and the Concurrent Reorganization (defined below), the Surviving Fund will introduce the Cash Management Class, Select Class, a new Reserve Class and a new Institutional Class and will re-name the Vista Class "Morgan Class" and the Institutional Class "Agency Class".


    At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMIF.

    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") between JPMIF, on behalf of the Merging Fund, and MFT, on behalf of the Surviving Fund, attached to this Combined Prospectus/Proxy Statement as Appendix A.

    The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFT's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.


    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFT and JPMIF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports for the Merging Fund (including the Annual Report of The Prime Money Market Portfolio) and the preliminary

Prospectus and Statement of Additional Information and the current Annual Report and Semi-Annual Report of the Surviving Fund are incorporated herein by reference, and the preliminary Prospectus and current Annual Report and Semi-Annual Report of the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/ Proxy Statement dated May 16, 2001 containing additional information about MFT and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual Report of the Prime Money Market Portfolio) may be obtained without charge by writing to JPMIF at its address noted above or by calling 1-800-766-7722.


    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 16, 2001.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFT OR JPMIF.

    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
COMPARATIVE FEE AND EXPENSE TABLES................     4
RISK FACTORS......................................     6
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     6
INVESTMENT POLICIES...............................     9
PURCHASES, REDEMPTIONS AND EXCHANGES..............    14
DISTRIBUTIONS AND TAXES...........................    16
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S ORGANIZATION STRUCTURE....................    16
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    18
PROPOSAL 2: ELECTION OF TRUSTEES..................    20
INFORMATION RELATING TO VOTING MATTERS............    24
ADDITIONAL INFORMATION ABOUT MFT..................    26
ADDITIONAL INFORMATION ABOUT JPMIF................    26
FINANCIAL STATEMENTS AND EXPERTS..................    26
OTHER BUSINESS....................................    27
LITIGATION........................................    27
SHAREHOLDER INQUIRIES.............................    27
APPENDIX A--AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

GENERAL


    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York (together with any adjournments thereof, the "Meeting"). The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMIF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 16, 2001.


                        PROPOSAL 1: REORGANIZATION PLAN


    As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated May 11, 2001 among JPMIF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and JPMC pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's preliminary Prospectus, and current Annual Report and Semi-Annual Reports are enclosed with this Combined Prospectus/Proxy Statement.



    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.


VOTE REQUIRED


    Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the joint meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.


                                    SUMMARY


    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information, Annual Report of the Merging Fund (including the Annual Report if the Prime Money Market Portfolio), the preliminary Prospectus and Statement of Additional Information and the current Annual and Semi-Annual Reports of the Surviving Fund and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.


PROPOSED REORGANIZATION

    Pursuant to the proposed Reorganization Plan, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.


    Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Premier Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. See "Information Relating to the Proposed Reorganization."


    The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFT Board and the JPMIF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its respective Fund and shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.


REASONS FOR THE REORGANIZATION


    The Reorganization is being proposed because each Fund's board believes it is in the best interests of its shareholders.


CONCURRENT REORGANIZATION


    The Merging Fund currently invests all of its investable assets in The Prime Money Market Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Prime Cash Management Fund, J.P. Morgan Institutional Direct Prime Money Market Fund and J.P. Morgan Prime Money Market Reserves Fund, each a series of JPMIF with identical investment objectives and policies as the Merging Fund and J.P. Morgan Prime Money Market Fund, a series of J.P. Morgan Funds with identical investment objectives and policies as the Merging Fund (collectively, the "Feeder Portfolios") also currently invest all of their assets in the Master Portfolio. The Surviving Fund has entered into substantially similar agreements and plans of reorganization with each Feeder Portfolio (collectively, the "Concurrent Reorganization"). If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and each Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Feeder Portfolios will be reorganized into the Surviving Fund, and the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.


FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT ADVISERS


    The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolios) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPFAM will continue to serve as investment adviser following the Reorganization.


INVESTMENT OBJECTIVES AND POLICIES

    The Surviving Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. THE MERGING FUND'S GOAL IS TO MAXIMIZE CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY. See "Risk Factors" and "Investment Restrictions."


    The investment policies of the Surviving Fund are generally similar to those of the Merging Fund, although the Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. The Surviving Fund invests in a wide range of high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Surviving Fund principally invests in commercial paper and other short-term debt securities, debt securities issued or guaranteed by qualified banks, securities issued or guaranteed by the U.S. Government, its agencies and authorities, asset-backed securities and repurchase agreements. LIKEWISE, THE MERGING FUND INVESTS ACROSS A BROAD SPECTRUM OF U.S. DOLLAR-DENOMINATED MONEY MARKET SECURITIES, INCLUDING OBLIGATIONS ISSUED

BY THE U.S. TREASURY, GOVERNMENT AGENCIES, DOMESTIC AND FOREIGN BANKS AND CORPORATIONS AND FOREIGN GOVERNMENTS, REPURCHASE AGREEMENTS AND ASSET-BACKED SECURITIES. As AAA-rated funds, the dollar weighted average maturity each of the Merging Fund and of the Surviving Fund will be 60 days or less. There can be no assurance that the funds will continue to be rated by Standard & Poor's Ratings Service and/or Moody's Investors Service or that these agencies will not downgrade their current ratings. Each Fund seeks to maintain a net asset value of $1.00 per share.


PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of money market securities. The Surviving Fund attempts to keep its net asset value at $1.00, although there is no guarantee it will be able to do so. In general, the value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be less sensitive to interest rate changes than the value of longer-term securities. Additionally, investments in the Surviving Fund may not earn as high a current income as longer-term or lower-quality securities. Any investments that the Surviving Fund makes in foreign banks and issuers carry additional risk with respect to liquidity and foreign instability and regulations. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

    The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.10% of average daily net assets. The Merging Fund currently pays a management fee at an annual rate of 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets for assets over $1 billion. Following the Reorganization, JPMFAM will continue to manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.10% of average daily net assets.

OTHER SERVICES

    J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, an affiliate of the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, The Bank of New York ("BONY") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR


    As of August 11, 2001, Chase will receive an administration fee from the Surviving Fund of 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion (currently such assets are less than $100 billion). The Merging Fund pays Morgan, its administrator, a fee at an effective rate of 0.048% of its average daily net assets.


ORGANIZATION


    Each of MFT and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMIF, and the Surviving Fund is organized as a series of MFT.


PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES


    The table below shows (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense reimbursement arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares in the Merging Fund will receive Premier Class shares in the Surviving Fund. The Surviving Fund currently has six classes of shares (which will not be distributed to Merging Fund shareholders as a result of the Reorganization and, therefore, no information on these classes is shown in the table below): Reserve Class, Vista Class, Premier Class, Institutional Class, Class B and Class C. In connection with the Reorganization and Concurrent Reorganization, four additional classes, the Cash Management Class, Select Class, a new Reserve Class and a new Institutional Class will be introduced, the Vista Class will be renamed the "Morgan Class" and the Institutional Class will be renamed "Agency Class".



    The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund will be less or stay the same for at least three years following the Reorganization. In addition, Chase, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for three years after the Reorganization.



                                                      THE
                                                    MERGING
                                                     FUND
                                                    -------
                                                    SHARES
                                                    -------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load)
  When You Buy Shares, Shown As % Of The Offering
  Price                                             None
  Maximum Deferred Sales Charge
  (Load) Shown As Lower Of
  Original Purchase Price Or
  Redemption Proceeds                               None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                      0.11%
Distribution (12b-1) Fees                            None
Other Expenses(1)                                    0.38%
                                                     ----
Total Annual Fund Operating Expenses                 0.49%
                                                     ====
Fee Waiver and Expense Reimbursement(2)              0.04%
                                                     ----
Net Expenses                                         0.45%
                                                     ====


---------------------


(1) Service organizations may charge other fees to their customers who are beneficial owners of shares in connection with their customer's account.
     Such fees, if any may affect the return such customers realize with respect to their investments.
(2) Reflects an agreement dated 3/1/01 by Morgan, an affiliate of JPMC, to reimburse the Merging Fund to the extent that its total operating expenses
     (which exclude interest, taxes and extraordinary expenses) exceed 0.45% of the Merging Fund's average daily net assets through 2/28/02.

    This table does not reflect charges or credits which investors might incur if they invest through a financial institution.

                                                    THE SURVIVING
                                                         FUND
                                                      PRO FORMA
                                                         WITH
                                                      CONCURRENT
                                                    REORGANIZATION
                                                    --------------
                                                    PREMIER CLASS
                                                        SHARES
                                                    --------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As % Of The Offering Price                    None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of
  Original Purchase Price Or Redemption Proceeds      None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                       0.10%
Distribution (12b-1) Fees                             None
Other Expenses                                        0.38%
                                                         ----
Total Annual Fund Operating Expenses                  0.48%
                                                         ====
Fee Waivers and Expense Reimbursements(1)             0.03%
                                                         ----
Net Expenses                                          0.45%
                                                         ====

---------------------


(1) Reflects an agreement by Chase, an affiliate of JPMC, to reimburse the Surviving Fund to the extent operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% of average daily net assets with respect to Premier
     Class Shares for three years after the Reorganization.


    The table does not reflect charges or credits, which investors might incur if they invest through a financial institution.

    EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000;

    - you sell all of your shares at the end of each period;

    - your investment has a 5% return each year; and


    - you pay net expenses for three years after the Reorganization total annual operating expenses thereafter as indicated in the table above.


    Although actual costs may be higher or lower, based upon these assumptions your costs would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
THE MERGING FUND..............   $ 46    $153     $270     $  612
PRO FORMA THE SURVIVING FUND
  WITH CONCURRENT
  REORGANIZATION Premier Class
  Shares......................     46     144      259        595

                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions generally similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

    The Surviving Fund attempts to keep its net asset value constant, but there is no guarantee it will be able to do so. Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, Chase or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Surviving Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Surviving Fund.


    The value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be generally less sensitive to interest rate changes than the value of longer-term securities. Although the Surviving Fund seeks to be fully invested, it may at times hold some of its assets in cash, which could hurt the Fund's performance. Securities in the Surviving Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.


    Repurchase agreements involve some risk of loss to the Surviving Fund if the other party does not live up to its obligations under the agreement.

    The Surviving Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

    Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

    In connection with the Reorganization, the Merging Fund and the Feeder Portfolios will cease investing in the Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFT will issue at the Effective Time of the Reorganization full and fractional Premier Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Surviving Fund Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Premier Class Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

    The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.


    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on September 1, 2001 or such other date as is agreed to by the parties.



    In addition, the consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.


    The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS


    The JPMIF Board met on January 23 and 24 and on March 26 and 27, 2001 and the MFT Board met on February 22 and April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.



    The Board of each trust has determined that it is in the best interests of its Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of the Fund's shareholders, each Board considered a number of factors; including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense rations; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholder; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization. In addition, the Merging Fund's Board took into account that, notwithstanding the fact that the Surviving Fund currently pays a higher administration fee than the Merging Fund, Morgan agreed to cap the total expenses as set forth in the expense table above and to institute a breakpoint in the administration fee from 0.10% to average daily net assets for complex wide money market fund assets up to $100 billion to 0.05% on assets in excess of $100 billion (currently such assets are less than $100 billion). The Merging Fund pays its administrator, Morgan, a fee at an effective rate of 0.048% of its average daily net assets.



    Each Board also considered additional benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual fund complexes. Among these benefits, the Boards considered: (1) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds; (2) the administrator's intent to enhance its ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent; (3) the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table; (4) the fact that all costs and expenses of the Reorganization would be borne by JPMC, and (5) the fact that the Reorganization would constitute a tax-free reorganization.

    After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.


    The JPMIF Board has not determined what action the Merging Fund will take in the event Shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.


INFORMATION RELATING TO CONCURRENT REORGANIZATION


    The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are considering. As a result of the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.


FEDERAL INCOME TAX CONSEQUENCES

    Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

    JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION


    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as other funds as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of February 28, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has six classes of shares: Reserve Class, Vista Class, Premier Class, Institutional Class, Class B and Class C. In connection with the Reorganization and

Concurrent Reorganization, four additional classes, the Cash Management Class, Select Class, a new Institutional Class and a new Reserve Class, will be introduced, the Vista Class will be renamed the "Morgan Class", the Institutional Class will be renamed "Agency Class".



                                 CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)



                                BENEFICIAL                             NET ASSET
                                 INTEREST      SHARES                  VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS     SHARE
                                -----------  -----------  -----------  ---------
J.P. MORGAN FUNDS
  J.P. Morgan Prime Money
    Market Fund                  4,662,032                $ 4,662,087    $1.00
  J.P. Morgan Institutional
    Prime Money Market Fund     14,102,955                $14,102,612    $1.00
  J.P. Morgan Institutional
    Service Prime Money Market
    Fund (the Merging Fund)      1,361,177                $ 1,361,097    $1.00
  J.P. Morgan Prime Money
    Market Reserve Fund            279,169                $   279,160    $1.00
  J.P. Morgan Institutional
    Prime Direct Money Market
    Fund                            20,307                $    20,307    $1.00
  J.P. Morgan Prime Cash
    Management Fund                533,344                $   533,339    $1.00

THE SURVIVING FUND
  Reserve Class                                     123   $       123    $1.00
  Vista Class (renamed Morgan
    Class)                                   10,213,350   $10,212,881    $1.00
  Class B Class                                  12,496   $    12,486    $1.00
  Class C Class                                     309   $       309    $1.00
  Premier Class                               2,059,160   $ 2,059,102    $1.00
  Institutional Class (renamed
    Agency Class)                            17,334,106   $17,333,442    $1.00

PRO FORMA THE SURVIVING FUND
  WITH CONCURRENT
  REORGANIZATION
  Reserve Class                                 279,169   $   279,160    $1.00
  Morgan Class                               10,213,473   $10,213,004    $1.00
  Class B Class                                  12,496   $    12,486    $1.00
  Class C Class                                     309   $       309    $1.00
  Cash Management Class                         533,344   $   533,339    $1.00
  Select Class                                4,662,032   $ 4,662,087    $1.00
  Premier Class                               3,420,337   $ 3,420,199    $1.00
  Agency Class                               17,354,413   $17,353,749    $1.00
  Institutional Class                        14,102,955   $14,102,612    $1.00


                              INVESTMENT POLICIES

    The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

    The Surviving Fund's investment objective is to aim to provide the highest possible level of current income while still maintaining liquidity and preserving capital. This objective cannot be changed without shareholder approval. THE MERGING FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY. THE MERGING FUND'S OBJECTIVE CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY ARE CONSIDERING A PROPOSAL THAT, IF PASSED AT A SHAREHOLDER MEETING TO BE HELD THE SAME DAY AS THE MEETING OF THE MERGING FUND, WOULD ALLOW THE SURVIVING FUND TO CHANGE ITS OBJECTIVE WITHOUT SHAREHOLDER APPROVAL.

MAIN INVESTMENT STRATEGIES

    The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

    The Surviving Fund invests in high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Surviving Fund principally invests in:

    - high quality commercial paper and other short-term debt securities (including floating and variable rate demand notes of U.S. and foreign corporations),

    - debt securities issued or guaranteed by qualified banks, which include
      (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks, (ii) foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S. and (iii) other U.S. or foreign commercial banks which JPMFAM judges to have comparable credit standing,

    - securities issued or guaranteed by the U.S. Government, its agencies or authorities,

    - asset-backed securities, and

    - repurchase agreements.


    The dollar weighted average maturity of the Surviving Fund will be 60 days or less and the Surviving Fund will buy only those instruments which have remaining maturities of 397 days or less.


    The Surviving Fund seeks to maintain a net asset value of $1.00 per share.

    The Surviving Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

    The Surviving Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by JPMFAM.

    The Surviving Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

INVESTMENT RESTRICTIONS


    The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of
(i) 67% or more of the voting shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding voting shares of a Fund.



                SURVIVING FUND                                       MERGING FUND
-----------------------------------------------  -----------------------------------------------------
The Surviving Fund may not purchase the          The Merging Fund may not purchase the securities or
securities of any issuer (other than securities  other obligations of issuers conducting their
issued or guaranteed by the U.S. government or   principal business activity in the same industry if,
any of its agencies or instrumentalities, or     immediately after such purchase, the value of its
repurchase agreements secured thereby) if, as a  investment in such industry would exceed 25% of the
result, more than 25% of the Surviving Fund's    value of the Fund's total assets; provided, however,
total assets would be invested in the            that the Fund may invest all or part of its
securities of companies whose principal          investable assets in an open-end management
business activities are in the same industry.    investment company with the same investment objective
Notwithstanding the foregoing, (i) with respect  and restrictions as the Fund. For purposes of to the Surviving Fund's permissible futures and  industry concentration, there is no percentage
options transactions in U.S. Government          limitation with respect to investments in U.S.
securities, positions in such options and        Government securities, negotiable certificate of
futures shall not be subject to this             deposit, time deposits, and bankers' acceptances of
restriction; and (ii) the Surviving Fund may     U.S. branches of U.S. banks.
invest more than 25% of its total assets in
obligations issued by banks, including U.S.
banks.

                SURVIVING FUND                                       MERGING FUND
-----------------------------------------------  -----------------------------------------------------
The Surviving Fund may not borrow money, except  The Merging Fund may not borrow money, except from
for temporary or emergency purposes, or by       banks for extraordinary or emergency purposes and
engaging in reverse repurchase transactions, in  then only in amounts not to exceed 10% of the value an amount not exceeding 33% of the value of its  of the Merging Fund's total assets, taken at cost, at
total assets at the time when the loan is made   the time of such borrowing. Mortgage, pledge, or
and may pledge, mortgage or hypothecate no more  hypothecate any assets except in connection with any
than 1/3 of its net assets to secure such        such borrowing and in amounts not to exceed 10% of
borrowings. Any borrowings representing more     the value of the Merging Fund's net assets at the
than 5% of the Surviving Fund's total assets     time of such borrowing. The Merging Fund will not
must be repaid before the Surviving Fund may     purchase securities while borrowings exceed 5% of the
make additional investments.                     Merging Fund's total assets; provided, however, that
                                                 the Merging Fund may increase its interest in an
                                                 open-end management investment company with the same
                                                 investment objective and restrictions as the Merging
                                                 Fund while such borrowings are outstanding. This
                                                 borrowing provision is included to facilitate the
                                                 orderly sale of portfolio securities, for example, in
                                                 the event of abnormally heavy redemption requests,
                                                 and is not for investment purposes and shall not
                                                 apply to reverse repurchase agreements.
The Surviving Fund may not purchase or sell      The Merging Fund is not subject to a similar
physical commodities unless acquired as a        fundamental restriction.
result of ownership of securities or other
instruments but this shall not prevent the Fund
from (i) purchasing or selling options and
futures contracts or from investing in
securities or other instruments backed by
physical commodities or (ii) engaging in
forward purchases or sales of foreign
currencies or securities.
The Surviving Fund may not make loans, except    The Merging Fund may not make loans, except through
that the Surviving Fund may: (i) purchase and    purchasing or holding debt obligations, or entering
hold debt instruments (including without         into repurchase agreements, or loans of portfolio
limitation, bonds, notes, debentures or other    securities in accordance with the Fund's investment
obligations and certificates of deposit,         objective and policies.
bankers' acceptances and fixed time deposits)
in accordance with its investment objectives
and policies; (ii) enter into repurchase
agreements with respect to portfolio
securities; and (iii) lend portfolio securities
with a value not in excess of one-third of the
value of its total assets.
SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY
ARE CONSIDERING A PROPOSAL THAT, IF PASSED AT A
SHAREHOLDER MEETING TO BE HELD THE SAME DAY AS
THE MEETING OF THE MERGING FUND, WOULD ADOPT A
FUNDAMENTAL INVESTMENT RESTRICTION REGARDING
LOANS THAT IS IDENTICAL TO THE MERGING FUND'S
RESTRICTION.
The Surviving Fund is subject to a similar non-  The Merging Fund may not acquire any illiquid
fundamental restriction.                         securities, such as repurchase agreements with more
                                                 than seven days to maturity or fixed time deposits
                                                 with a duration of over seven calendar days, if as a
                                                 result thereof, more than 10% of the Merging Fund's
                                                 net assets would be in investments which are
                                                 illiquid.

                SURVIVING FUND                                       MERGING FUND
-----------------------------------------------  -----------------------------------------------------
The Surviving Fund is subject to a similar       The Merging Fund may not enter into reverse
fundamental restriction, as described above.     repurchase agreements exceeding in the aggregate
                                                 one-third of the market value of the Merging Fund's
                                                 total assets, less liabilities other than obligations
                                                 created by reverse repurchase agreemnents.
The Surviving Fund is subject to a similar non-  The Merging Fund may not purchase the securities or
fundamental restriction.                         other obligations of any one issuer if, immediately
                                                 after such purchase, more than 5% of the value of the
                                                 Merging Fund's total assets would be invested in
                                                 securities or other obligations of any one such
                                                 issuer; provided, however, that the Merging Fund may
                                                 invest all or part of its investable assets in an
                                                 open-end management investment company with the same
                                                 investment objective and restrictions as the Merging
                                                 Fund. This limitation shall not apply to issues of
                                                 the U.S. Government, its agencies or
                                                 instrumentalities and to permitted investments of up
                                                 to 25% of the Fund's total assets.
The Surviving Fund may not purchase or sell      The Merging Fund may not purchase or sell puts,
real estate (including real estate limited       calls, straddles, spreads, or any combination
partnerships), except that, to the extent        thereof, real estate, commodities, or commodity
permitted by applicable law, each Fund may (a)   contracts or interests in oil, gas, or mineral
invest in securities or other instruments        exploration or development programs. However, the
directly or indirectly secured by real estate    Merging Fund may purchase bonds or commercial paper
and (b) invest in securities or other            issued by companies which invest in real estate or
instruments issued by issuers that invest in     interests therein including real estate investment
real estate.                                     trusts.
The Surviving Fund is subject to a similar non-  The Merging Fund may not acquire securities of other
fundamental restriction.                         investment companies, except as permitted by the 1940
                                                 Act.
The Surviving Fund is subject to a similar non-  The Merging Fund may not purchase securities on
fundamental restriction.                         margin, make short sales of securities, or maintain a
                                                 short position, provided that this restriction shall
                                                 not be deemed to be applicable to the purchase or
                                                 sale of when-issued securities or of securities for
                                                 delivery at a future date.


    Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.


    Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.


    Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

    Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund. The Merging Fund is not subject to a similar fundamental restriction. Although the Merging Fund currently invests all of its assets in the Merging Fund Master Portfolio, following the Reorganization, the Merging Fund will invest directly in portfolio securities.

   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.

                SURVIVING FUND                                       MERGING FUND
-----------------------------------------------  -----------------------------------------------------

The Surviving Fund may not invest more than 10%  The Merging Fund is subject to a similar fundamental
of its assets in illiquid securities. For        restriction.
purposes of this non-fundamental restriction,
"illiquid securities" include securities
restricted as to resale unless they are
determined to be readily marketable in
accordance with the procedures established by
the Board of Trustees.

The Surviving Fund may not make short sales of   The Merging Fund is subject to a similar fundamental
securities, other than short sales "against the  restriction.
box," or purchase securities on margin except
for short-term credits necessary for clearance
of portfolio transactions, provided that this
restriction will not be applied to limit the
use of options, futures contracts and related
options, in the manner otherwise permitted by
the investment restrictions, policies and
investment program of the Fund. The Surviving
Fund has no current intention of making short
sales against the box.

The Surviving Fund may not, with respect to 75%  The Merging Fund is not subject to a similar non-
of its assets, hold more than 10% of the         fundamental restriction, although as a matter of
outstanding voting securities of any issuer or   fundamental policy the Merging Fund may not make any
invest more than 5% of its assets in the         investment inconsistent with its classification as a
securities of any one issuer (other than         diversified investment company under the 1940 Act.
obligations of the U.S. Government, its
agencies and instrumentalities).

The Surviving Fund may invest up to 5% of its    The Merging Fund is subject to a similar fundamental
total assets in the securities of any one        restriction.
investment company, but may not own more than
3% of the securities of any one investment
company or invest more than 10% of its total
assets in the securities of other investment
companies.

The Surviving Fund may not purchase or sell      The Merging Fund is not subject to a similar non-
interests in oil, gas or mineral leases.         fundamental restriction.

The Surviving Fund may not write, purchase or    The Merging Fund is not subject to a similar non-
sell any put or call option or any combination   fundamental restriction, but is subject to a similar
thereof, provided that this shall not prevent    fundamental restriction.
(i) the writing, purchasing or selling of puts,
calls or combinations thereof with respect to
portfolio securities or (ii) with respect to
the Surviving Fund's permissible futures and
options transactions, the writing, purchasing,
ownership, holding or selling of futures and
options positions or of puts, calls or
combinations thereof with respect to futures.

The Surviving Fund will not invest more than     The Merging Fund is not subject to a similar non-
25% of its total assets in obligations issued    fundamental restriction.
by foreign banks (other than foreign branches
of U.S. banks).

The Surviving Fund is not subject to a similar   The Merging Fund may not enter into reverse
non-fundamental restriction, although it is      repurchase agreements or borrow money, except from
subject to the fundamental restriction           banks for extraordinary or emergency purposes, if
regarding borrowing described above.             such obligations exceed in the aggregate one-third of
                                                 the market value of the Fund's total assets, less
                                                 liabilities other than obligations created by reverse
                                                 repurchase agreements and borrowings.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES


    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. The following discussion applies to Premier Class shares. This section is qualified in its entirety by the discussion in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.


BUYING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF PREMIER CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.


    The price shareholders pay for their shares is the net asset value per share
(NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund seeks to maintain a stable NAV of $1.00. The Surviving Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different from the price the Fund would receive if it sold the investment.


    The NAV of each class of shares is generally calculated as of 5:00 p.m. Eastern time each day the Surviving Fund is accepting purchase orders.

    A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.


    The Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If an order is sent in proper form by the Surviving Fund's cut-off time (or such other time as determined by your financial intermediary), it will be processed at that day's price and you will be entitled to all dividends declared on that day. If your order is received after the cut-off time, it generally will be processed at the next day's price. If you pay by check before the cut-off time, your order generally will be processed the next day the Surviving Fund is open for business. Normally, the cut-off (in Eastern time) is 5:00 p.m. A later cut-off time may be permitted for investors buying their shares through Chase or a bank affiliate of Chase so long as such later cut-off time is before the Surviving Fund's NAV is calculated. If you buy through an agent and not directly from the Center, the agent could set earlier cut-off times. The Surviving Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early. You must provide a Taxpayer Identification Number when you open an account.


    The Surviving Fund has the right to reject any purchase order for any reason.

    Premier Class Shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet the Surviving Fund's minimum investment requirements. Shareholders receiving Premier Class Shares in the Reorganization will be permitted to purchase additional Premier Class Shares in the future.


    The investment minimum for Premier Shares is $100,000. For Premier Class Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check will be processed on the next business day and may not be sold for 15 calendar days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 5:00 p.m., Eastern time, on the day the shareholder buys.



    Shareholders seeking to buy Premier Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

SELLING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE PREMIER CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.


    Under normal circumstances, if a request is received before the cut-off time, the Surviving Fund will send the proceeds the same business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days only when permitted by federal securities laws.



    A shareholder who purchased through an investment representative or through a financial service firm should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.



    Shareholders may also sell their shares by contacting the Center directly by calling 1-800-622-4273 or by contacting their financial intermediary.


EXCHANGING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF PREMIER CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Premier Class shares of the Surviving Fund may be exchanged for Premier Class Shares of the same class in certain other JPMorgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND


    For Premier Class Shares, if the balance falls below the applicable investment minimum for 30 days as a result of selling shares (and not because of performance) then the Surviving Fund reserves the right to request that you buy more shares or close your account. At least 60 days' notice will be given before closing the account.


    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Fund does not follow reasonable procedures.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

    MFT, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Premier Class Shares held by investors serviced by the shareholder servicing agent.

    JPMFAM and/or JFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.


    The Surviving Fund declares dividends daily and distributes any net investment income at least monthly. Net capital gain is distributed annually. You have two options for your Surviving Fund distributions. You may:



    - reinvest all of them in additional Fund shares;


    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE

    There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

    The Merging Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

    The Surviving Fund is organized as a series of MFT, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFT's operations are governed by MFT's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMIF's Trustees and the business of the Surviving Fund is managed by MFT's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

    Information concerning the current Trustees and officers of MFT and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

    Each of MFT and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFT or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFT or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFT nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFT or JPMIF.

SHAREHOLDER VOTING RIGHTS


    With respect to all matters submitted to a vote of shareholders, shareholders of MFT are entitled to one vote (or a fraction thereof) for each share (or a fraction thereof) owned on the record date, and shareholders of JPMIF are entitled to the number of votes (or "voting shares") equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.



    A vacancy in the Board of either MFT or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of two-thirds of the outstanding shares (in the case of MFT) or voting shares (in the case of JPMIF) of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of not less than 10% of the outstanding shares (in the case of MFT) or voting shares (in the case of JPMIF) entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.


SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of either MFT or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFT and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFT and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

    Under the Declaration of Trust of each of MFT and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFT and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFT and JPMIF are available without charge upon written request to that trust.

       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM.

DESCRIPTION OF JPMFAM


    JPMFAM is an indirect wholly-owned subsidiary of JPMC, incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of March 31, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $607.7 billion.


    Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio by JPMIM.

   EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.10%. The Merging Fund currently pays JPMIM 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets in excess of $1 billion with respect to its assets in the Master Portfolio. JPMFAM may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

   SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

   LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFT or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

   DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFT or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFT Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFT.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFT Board.

    Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFT's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

    In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

    In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFT's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

    It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFT or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES


    The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving and the Merging Fund and as sub-administrator for the Surviving Fund. An affiliate of the Distributor is the Sub-administrator for the Merging Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.



    Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The principal business address of Chase is 270 Park Avenue, New York, NY 10017. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, BONY will become the Surviving Fund's fund accountant and custodian.

    As of August 11, 2001, Chase will receive an administration fee from the Surviving Fund of 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion (currently such assets are less than $100 billion). The Merging Fund pays Morgan, its administrator, a fee at an effective rate of 0.048% of its average daily net assets.


                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES


    It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you were still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees as are being proposed for JPMIF.



    In connection with the recent merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be reorganized. JPMC and the Boards considered that the Boards of Trustees for the registered investment companies advised by J.P. Morgan Investment Management Inc. and the registered investment companies advised by J.P. Morgan Fleming Asset Management (USA) Inc. also be integrated and streamlined into a consolidated Board of Trustees to serve all of the funds in the Fund Complex (as defined below) (the "Consolidated Board"). It is anticipated that having a Consolidated Board will enhance the governance of the larger Fund Complex and is consistent with the prior practice of having a single Board for each predecessor fund complex. JPMC believes, and the respective Boards similarly concluded, that the Consolidated Board will increase administrative efficiencies for JPMC and the funds in the Fund Complex and will benefit shareholders of all such funds. The eight individuals who are being proposed for election to the Consolidated Board, and hence the Nominees described in this Proposal, were nominated after a careful and deliberate selection process by the respective Nominating Committees and Boards of Trustees. This selection process included the consideration of various factors, such as the desire to balance the respective expertise of the various candidates and diversity of background, the historical experience of various Trustees and Advisory Board members of the predecessor complexes, the size of the Board and related future cost savings, the practicalities dictated by the age 70 retirement policy of the registered investment companies advised by J.P. Morgan Investment Management Inc., and other factors the Boards deemed relevant. Therefore, the Nominees include certain current Trustees of MFT and certain current Trustees of JPMIF (including certain members of JPMIF's Advisory Board). Each Nominee has consented to being named in this Combined Prospectus/Proxy Statement and has agreed to serve as a Trustee if elected. Each Trustee will hold office for a term of unlimited duration subject to the current retirement age of 70.(1) The Trustees have no reason to believe that any Nominee will be unavailable for election.


    Shareholders of MFT are concurrently considering the election of the same individuals to the Board of Trustees of MFT. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFT and JPMIF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

    The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.


(1) Each Nominee is grandfathered with respect to the mandatory retirement age for three years from the date of election.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.



VOTE REQUIRED



    The affirmative vote of the holders of more than 50% of the voting shares of JPMIF present, in person or by proxy, at the joint meeting is required to elect a Trustee of JPMIF, provided that at least one-third of the outstanding shares of JPMIF is represented at the joint meeting, either in person or by proxy. In the event that the requisite vote is not reached, the current Trustees would remain as the only Trustees of JPMIF.



    The following are the nominees:



                                     TRUSTEE
        NAME OF NOMINEE AND          OF JPMIF           BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
CURRENT POSITION WITH FUND COMPLEX    SINCE    AGE   DURING THE PAST FIVE YEARS AND CURRENT DIRECTORSHIPS
-----------------------------------  --------  ---  ------------------------------------------------------
William J. Armstrong--               Nominee   59   Retired; formerly Vice President and Treasurer,
  Trustee of certain other trusts                   Ingersoll-Rand Company (manufacturer of industrial
  in the Fund Complex since 1987                    supplies). Address: 287 Hampshire Ridge, Park Ridge,
                                                    NJ 07656.

Roland R. Eppley, Jr.--              Nominee   68   Retired; formerly President and Chief Executive
  Trustee of certain other trusts                   Officer, Eastern States Bankcard Association Inc.
  in the Fund Complex since 1989                    (financial services) (1971-1988); Director, Janel
                                                    Hydraulics, Inc.; formerly Director of The Hanover
                                                    Funds, Inc. (open-end mutual funds). Address: 105
                                                    Coventry Place, Palm Beach Gardens, FL 33418.

Ann Maynard Gray--                   Nominee   55   Former President, Diversified Publishing Group and
  Member of Advisory Board of the                   Vice President, Capital Cities/ABC, Inc. Ms. Gray is
  Trust and certain other trusts in                 also a director of Duke Energy Corporation and Elan
  the Fund Complex since 2000                       Corporation, plc (pharmaceuticals). Address: 1262
                                                    Rockrimmon Road, Stamford, CT 06903.

Matthew Healey--                       1982    63   Former Chief Executive Officer of the Trust through
  Chairman of the Trust and certain                 April 2001; Chairman, Pierpont Group (provides
  other trusts in the Fund Complex                  services to trustees of investment companies), since
                                                    prior to 1993. Address: Pine Tree Country Club
                                                    Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                    Florida 33436.

Fergus Reid, III*--                  Nominee   68   Chairman and Chief Executive Officer, Lumelite
  Chairman of certain other trusts                  Corporation (plastics manufacturing), since September
  in the Fund Complex; Trustee of                   1985; Trustee, Morgan Stanley Funds. Address:
  other trusts in the Fund Complex                  202 June Road, Stamford, CT 06903.
  since 1984

James J. Schonbachler--              Nominee   58   Retired; prior to September, 1998, Managing Director,
  Member of Advisory Board of the                   Bankers Trust Company and Group Head and Director,
  Trust and certain other trusts in                 Bankers Trust A.G., Zurich and BT Brokerage Corp.
  the Fund Complex since 2000                       (financial services). Address: 3711 Northwind Court,
                                                    Jupiter, FL 33477

Leonard M. Spalding, Jr.*--          Nominee   65   Retired; formerly Chief Executive Officer of Chase
  Trustee of certain other trusts                   Mutual Funds Corp.; formerly President and Chief
  in the Fund Complex since 1998                    Executive Officer of Vista Capital Management
                                                    (investment management); and formerly Chief Investment
                                                    Executive of The Chase Manhattan Private Bank
                                                    (investment management). Address: 2025 Lincoln Park
                                                    Road, Springfield, KY 40069.

                                     TRUSTEE
        NAME OF NOMINEE AND          OF JPMIF           BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
CURRENT POSITION WITH FUND COMPLEX    SINCE    AGE   DURING THE PAST FIVE YEARS AND CURRENT DIRECTORSHIPS
-----------------------------------  --------  ---  ------------------------------------------------------
H. Richard Vartabedian--             Nominee   65   Former President of certain other trusts in the Fund
  Trustee of certain other trusts                   Complex through April 2001; Investment Management
  in the Fund Complex since 1992                    Consultant; formerly, Senior Investment Officer,
                                                    Division Executive of the Investment Management
                                                    Division of The Chase Manhattan Bank, N.A., 1980-1991.
                                                    Address: P.O. Box 296, Beach Road, Hendrick's Head,
                                                    Southport, ME 04576.


---------------------


  *  Mr. Spalding is deemed to be an "interested person" (as defined in the 1940
     Act) due to his ownership of equity securities of affiliates of JPMC. It is anticipated that Mr. Reid will be named Chairman of the Trust and therefore will be deemed to be an "interested person" of the Trust.



    If elected, each nominee would oversee 91 separate portfolios.



    The Board of Trustees and Advisory Board Members of JPMIF each met five times during the 2000 calendar year, and each of these individuals attended at least 75% of the meetings of the Board and any committee on which he or she serves.



    The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the 2000 calendar year.



    The Board of Trustees of JPMIF presently has a Nominating Committee. The members of the Nominating Committee are Messrs. Addy, Eschenlauer, Burns and Mallardi. The function of the Nominating Committee is to nominate trustees for the Board to consider. The Nominating Committee met one time during the 2000 calendar year.



REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS



    Each current Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMIM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMIM. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves.



    Set forth below is information regarding compensation paid or accrued during the calendar year ended December 31, 2000 for each nominee of JPMIF:



                                            COMPENSATION FROM          PENSION OR RETIREMENT  TOTAL COMPENSATION FROM
                                         "MORGAN FUND COMPLEX"(1)        BENEFITS ACCRUED        "FUND COMPLEX"(2)
                                     --------------------------------  ---------------------  -----------------------
William J. Armstrong                                  NA                     $ 41,781              $ 90,000 (10)(3)
Roland R. Eppley, Jr.                                 NA                     $ 58,206              $ 91,000 (10)(3)
Ann Maynard Gray                                 $75,000                           NA              $ 75,000 (17)(3)
Matthew Healey(4)                                $75,000                           NA              $ 75,000 (17)(3)
Fergus Reid, III                                      NA                     $110,091              $202,750 (10)(3)
James J. Schonbachler                            $75,000                           NA              $ 75,000 (17)(3)
Leonard M. Spalding, Jr.                              NA                     $ 35,335              $ 89,000 (10)(3)
H. Richard Vartabedian                                NA                     $ 86,791              $134,350 (10)(3)


---------------------


(1) The Morgan Fund Complex means registered investment companies advised by JPMIM.
(2) A Fund Complex generally means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies (as used herein, registered investment companies advised by JPMIM and JPMFAM).
(3) Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.
(4)  Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont
     Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

    Inasmuch as the Morgan Fund Complex does not have any retirement plan for its Trustees and JPMC will also benefit from the administrative efficiencies of a consolidated board, JPMC has agreed to pay a one-time retirement package to the Trustees of the Morgan Fund Complex and the Advisory Board members who have volunteered to leave the Board of Trustees or Advisory Board of the Morgan Fund Complex prior to their normal retirement date. For each retiring Trustee, the retirement package is equal to three times the annual fee (which may increase) for the new Combined Board per Trustee; for each retiring Advisory Board member, the retirement package is one and a half times the annual fee (which may increase) for the new Combined Board per Trustee.



FORMER CHASE VISTA FUNDS' RETIREMENT PLAN AND DEFERRED COMPENSATION PLAN FOR ELIGIBLE TRUSTEES



    Effective August 21, 1995, the Trustees of the former Chase Vista Funds also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of
(1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was paid by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian, who are Nominees, received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.



    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Nominees who have elected to defer compensation under such plan.



    The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. To assist the Trustees in exercising their overall supervisory responsibilities, each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMIF paid Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. As part of the overall integration and rationalization of Funds within the Fund Complex, it is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization. The consolidated Board of Trustees will instead look to counsel, auditors, Morgan and other service providers, as necessary.


    The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

   MERGING FUND -- For the fiscal years ended November 30, 1998, 1999 and 2000:
$8,475, $25,409 and $26,527.

   MASTER PORTFOLIO -- For the fiscal years ended November 30, 1998, 1999 and 2000: $173,032, $228,328 and $268,198.



PRINCIPAL EXECUTIVE OFFICERS



    JPMIF's principal executive officers are listed below. The officers conduct and supervise the business operations of JPMIF. The business address of each of the officers, unless otherwise noted, is J.P. Morgan Fund Distributors, Inc., 1211 Avenue of Americas, New York, New York, 10036. Each officer will hold office for an indefinite term, but may be removed by the Board of Trustees at any time.



NAME AND POSITION  AGE  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS AND OTHER INFORMATION
-----------------  ---  ---------------------------------------------------------------------
David Wezdenko,    37   Vice President, J.P. Morgan Investment Management Inc. Mr. Wezdenko
  President and         is the Chief Operating Officer for the U.S. Mutual Funds and
  Treasurer             Financial Intermediaries Business. Since joining J.P. Morgan in 1996,
  (April                he has held numerous financial and operations related positions
  2001-present)         supporting the J.P. Morgan pooled funds business.
Sharon Weinberg,   41   Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg
  Vice-President        is head of Business and Product Strategy for the U.S. Mutual Funds
  and Secretary         and Financial Intermediaries business. Since joining J.P. Morgan in
  (April                1996 in New York, she has held numerous positions throughout the
  2001-present)         asset management business in mutual funds marketing, legal and product development.


ACCOUNTANTS


    PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFT or JPMIF engages it to do so. Representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they desire. Such representatives are expected to be available to respond to appropriate questions at the Meeting.


   AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $42,500.


   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. There were no financial information systems and design implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000.


   ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,150.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.


    Only the Merging Fund Shareholders of record at the close of business on April 6, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 1,037,101,738.450 Merging Fund shares. Each shareholder of the Merging Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).


PROXIES


    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR (and therefore will have the effect of a vote against) the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the Proposals.


    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION


    JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund) will pay the cost of the preparation, printing and mailing to its shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of its shareholders.



    It is expected that the cost of retaining D.F. King & Co., Inc., to assist in the proxy solicitation process for the fund complex will not exceed $200,000, which cost will be borne by JPMC.


INTERESTED PARTIES


    On the Record Date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the Shares of the Merging Fund and the percentage of shares of the Surviving Fund thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at April 6, 2001 are as follows:



                                                         PERCENTAGE OF   PERCENTAGE OF
                                          AMOUNT         MERGING FUND    SURVIVING FUND
                                         OF SHARES      OWNED ON RECORD    OWNED UPON
NAME AND ADDRESS                           OWNED             DATE         CONSUMMATION
----------------                     -----------------  ---------------  --------------
Hare & Co
  c/o The Bank of New York
  Attn: STIF/Master Note
  One Wall Street
  2nd Floor
  New York NY 10005-2501              688,277,031.5300        66.36%          1.39%
The Chicago Trust Company
  Attn: Wyckliffe Pattishall
  171 North Clark Street
  Chicago, IL 60601-3203              255,996,775.6600        24.68%          0.51%



    On the record date, the Trustees and officers of MFT as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at April 6, 2001 are as follows:



                                                           PERCENTAGE OF   PERCENTAGE OF
                                           AMOUNT         SURVIVING FUND   SURVIVING FUND
                                          OF SHARES       OWNED ON RECORD    OWNED UPON
NAME AND ADDRESS                            OWNED              DATE         CONSUMMATION
----------------                     -------------------  ---------------  --------------
Chase Manhattan Bank N/A
  Global Investor Services
  Omnibus AC
  Attn: Barrington A. Miller
  3 Chase Metro Tech Center
  7thFloor
  Brooklyn, NY 11245                  4,047,731,644.6700       12.85%            8.14%
Chase Manhattan Bank N/A
  Global Investor Services
  Omnibus AC
  Attn: Barrington A. Miller
  3 Chase Metro Tech Center
  7thFloor
  Brooklyn, NY 11245                  2,770,184,655.3900        8.79%            5.57%



PROPOSALS TO BE SUBMITTED BY SHAREHOLDERS



    The Merging Fund does not generally hold an Annual Meeting of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of the Merging Fund at the address set forth on the cover of this Combined Prospectus/Proxy Statement.


                        ADDITIONAL INFORMATION ABOUT MFT

    Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFT's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFT is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and

Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMIF

    Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended November 30, 2000, and the Surviving Fund for the fiscal year ended August 31, 2000, and the audited financial statements, notes thereto and supplementary data for the Master Portfolio for the fiscal year ended November 30, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial statements and financial highlights, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

    The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

    The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    Neither MFT nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                             SHAREHOLDER INQUIRIES


    Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.


                                     * * *

    SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION


    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 11th day of May, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional Service Prime Money Market Fund (the "Transferor Portfolio"), Mutual Fund Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Prime Money Market Fund II (formerly, Chase Vista Prime Money Market Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.


    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.


      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Premier Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in
Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by their respective custodians and J.P. Morgan Chase & Co. The determination of said parties shall be conclusive and binding on all parties in interest.


      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.


      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on September 1, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").


      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Premier Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Premier Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

      (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.



    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of which as of February 28, 2001 there were 2,059,160,000 Premier Class shares of the Acquiring Portfolio outstanding, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.


    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal period ended February 28, 2001 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to August 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since August 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.


    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were 1,361,177,000 outstanding shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and for The Prime Money Market Portfolio for the fiscal year ended November 30, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and for The Prime Money Market Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

    (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor

Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").


    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of the Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.


    (e) CONCURRENT REORGANIZATION. The Reorganization of each of J.P. Morgan Prime Money Market Fund, a series of J.P. Morgan Funds, and J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Prime Cash Management Fund, J.P. Morgan Institutional Direct Prime Money Market Fund and J.P. Morgan Prime Money Market Reserves Fund, each a series of J.P. Morgan Institutional Funds, into the Acquiring Portfolio shall have been consummated.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since November 30, 2000.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

    (g) CONCURRENT REORGANIZATION. The reorganization of each of J.P. Morgan Prime Money Market Fund, a series of J.P. Morgan Funds, and J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Prime Cash Management Fund, J.P. Morgan Institutional Direct Prime Money Market Fund and J.P. Morgan Prime Money Market Reserves Fund, each a series of J.P. Morgan Institutional Funds, into the Acquiring Portfolio shall have been consummated.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES


    The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class, Reserve Class, Agency Class, Cash Management Class, Premier Class, and Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years, or one year with respect to the Class B, Class C and Morgan Class Shares, after the Exchange Date.


10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

1211 Avenue of the Americas,
41st Floor
New York, New York 10036
with a copy to:

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York 10017
Attention: Sarah E. Cogan, Esq.

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

60 State Street
Suite 1300
Boston, Massachusetts 02109

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.


if to the adviser of the Transferor Trust:



522 Fifth Avenue
New York, NY 10036



if to the adviser of the Acquiring Trust:



522 Fifth Avenue
New York, NY 10036



if to J.P. Morgan Chase & Co.:



522 Fifth Avenue
New York, NY 10036


11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

(d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

(f) The name "Mutual Fund Trust" is the designation of its Trustees under a Declaration of Trust dated February 1, 1994, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.


                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan Institutional Service
                                                   Prime Money Market Fund

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   MUTUAL FUND TRUST

                                                   on behalf of JPMorgan Prime Money Market Fund

                                                   By:  /s/ Fergus Reid III
                                                        --------------------------------------------
                                                        Name: Fergus Reid III
                                                        Title: Chairman

Agreed and acknowledged with respect to
Section 9:

J.P. MORGAN CHASE & CO.

By:  /s/ George Gatch
     --------------------------------------------
     Name: George Gatch
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
           J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND,
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 16, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional Service Prime Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-766-7722.

      Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

      Further information about the Surviving Fund and the Merging Fund is contained in each of MFT's and JPMIF's Statements of Additional Information, which are incorporated herein by reference.

      The date of this Statement of Additional Information is May 16, 2001.

                               GENERAL INFORMATION


      The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

      With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of May 11, 2001 by and among JPMIF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFT in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

      Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Premier Class shares of the Surviving of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

      At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMIF.

      A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

      The audited financial statements and notes thereto of the Merging Fund and the Master Portfolio contained in its Annual Report to Shareholders dated November 30, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial statements and notes thereto of the Surviving Fund contained in its Annual Report to Shareholders dated August 31, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial statements and notes thereto which appear in each of the Merging Fund's and the Surviving Fund's Annual Report to Shareholders have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial statements and notes thereto for the Merging Fund and the Master Portfolio for the fiscal year ended November 30, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

      The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS


     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           --------------------------------
                                           CERTIFICATES OF DEPOSIT   8.06%
                                           -------------------------------
          125,000                  125,000 Banc One NA, 5.67%,                     $     -    $125,000                      $125,000
                                           5/7/2001
                                           Banca Commerciale
                                           Italiana (Italy),
100,000                            100,000 (Yankee), 5.75%, 4/9/2001               100,000                                   100,000
                                           Banco Santander Central
                                           Hispano SA (Spain),
 50,000                             50,000 (Yankee), 6.50%, 6/6/2001                50,000                                    50,000
                                           Bank Austria AG,
                                           Floating Rate,
                                           (Austria), (Yankee),
 75,000   200,000                  275,000 5.63%, 7/16/2001                         74,994     199,978                       274,972
                                           Bank of Nova Scotia,
           50,000                   50,000 5.47%, 4/23/2001 (Canada)                            50,000                        50,000
          100,000                  100,000 5.53%, 4/27/2001 (Canada)                           100,000                       100,000
                                           Bank One NA,
           70,000                   70,000 5.13%, 7/17/2001                                     70,000                        70,000
           40,000                   40,000 6.65%, 3/22/2001                                     40,000                        40,000
                                           Barclays Bank PLC
                                           (United Kingdom),
                                           (Yankee),
120,000                            120,000 5.53%, 4/10/2001                        119,973                                   119,973
                                           Floating Rate, 5.57%,
260,000                            260,000 12/12/2001                              259,941                                   259,941
                                           Floating Rate, 5.59%,
210,000                            210,000 9/24/2001                               209,937                                   209,937
                                           Bayerische Hypo-und
                                           Vereinsbank AG
                                           (Germany), (Yankee),
100,000                            100,000 5.58%, 4/27/2001                        100,000                                   100,000
                                           Bayerische Landesbank
                                           Girozentrale, 5.22%,
150,000   145,000                  295,000 2/20/2002 (Germany)                     149,958     144,959                       294,917
                                           Canadian Imperial Bank,
          100,000                  100,000 5.51%, 3/6/2001 (Canada)                            100,000                       100,000
                                           Commerzbank AG, 7.00%,
           25,000                   25,000 7/17/2001 (Germany)                                  25,158                        25,158
                                           Credit Agricole Indosuez
                                           SA (France), (Yankee),
141,000   101,000                  242,000 5.23%, 2/20/2002                        140,974     100,981                       241,955
                                           Credit Communal de
                                           Belgique, 7.06%,
           20,000                   20,000 5/3/2001 (Belgium)                                   19,999                        19,999
                                           Deutsche Bank AG,
                                           (Germany), (Yankee),
150,000                            150,000 6.73%, 3/16/2001                        149,996                                   149,996
                                           Dexia Bank (Belgium),
           23,600                   23,600 5.59%, 4/11/2001                                     23,602                        23,602
                                           Dresdner Bank, 5.27%,
          125,000                  125,000 7/16/2001 (Germany)                                 125,009                       125,009
                                           Landesbank Baden
                                           Wurttenberg, 5.74%,
           75,000                   75,000 4/9/2001 (Germany)                                   75,000                        75,000
                                           Landesbank
                                           Hessen-Thueringen,
          205,000                  205,000 7.14%, 5/8/2001 (Germany)                           204,997                       204,997
                                           Landesbank
                                           Hessen-Thuringen
                                           Girozentrale (Germany),
                                           (Yankee),
 75,000                             75,000 6.54%, 4/6/2001                          75,000                                    75,000
110,000                            110,000 6.89%, 4/30/2001                        109,997                                   109,997
                                           Lloyds Bank Plc, 7.20%,
          160,000                  160,000 6/15/2001(United Kingdom)                           159,987                       159,987
                                           Rabobank Nederland NV,
                                           6.66%,
          105,000                  105,000 3/9/2001(Netherlands)                               104,999                       104,999
                                           Rabobank Nederland NV,
                                           7.05%,
          100,000                  100,000 5/2/2001(Netherlands)                                99,995                        99,995
                                           Societe Generale, 5.52%,
           32,800                   32,800 4/9/2001(France)                                     32,799                        32,799
                                           Suntrust Bank Atlanta,
           95,000                   95,000 6.77%, 4/18/2001                                     95,002                        95,002
                                           Svenska Handelsbanken,
                                           Inc. (Sweden), (Yankee),
 50,000    40,000                   90,000 5.12%, 8/2/2001                          49,996      39,997                        89,993
                                           Toronto Dominion Bank,
           20,000                   20,000 5.53%, 4/9/2001(Canada)                              19,999                        19,999
                                           UBS (Switzerland)
                                           (Yankee),
100,000                            100,000 5.10%, 8/2/2001                          99,983                                    99,983

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
          130,000                  130,000 6.88%, 4/30/2001                                    129,996                       129,996
           40,000                   40,000 7.03%, 7/19/2001                                     39,996                        39,996
                                           Westdeutsche Landesbank
                                           Girozentrale (Germany),
                                           (Yankee), 6.66%,
100,000                            100,000 11/16/2001                              100,005                                   100,005
                                           World Savings Bank,
160,000                            160,000 5.32%, 5/31/2001                        160,000                                   160,000
                                                                               ------------------------------------    -------------

                                           TOTAL CERTIFICATES OF
                                           DEPOSIT                               1,950,754   2,127,453           -         4,078,207

                                           -------------------------------
                                           COMMERCIAL PAPER         50.36%
                                           -------------------------------
                                           Abbey National North
                                           America Corp. (United
                                           Kingdom),
170,000                            170,000 5.20%, 8/20/2001                        165,882                                   165,882
          168,250                  168,250 5.40%, 4/24/2001                                    166,865                       166,865
                                           Alliance & Leicester Plc
                                           (United Kingdom),
           50,000                   50,000 5.18%, 4/23/2001                                     49,601                        49,601
          100,000                  100,000 5.19%, 4/24/2001                                     99,187                        99,187
           50,000                   50,000 5.19%, 4/25/2001                                     49,587                        49,587
           25,000                   25,000 5.19%, 4/26/2001                                     24,790                        24,790
           30,000                   30,000 5.34%, 3/12/2001                                     29,942                        29,942
           50,000                   50,000 5.34%, 3/13/2001                                     49,894                        49,894
                                           Allied Irish Banks North
                                           America (Ireland),
           85,000                   85,000 5.62%, 3/19/2001                                     84,761                        84,761
           70,000                   70,000 5.62%, 4/9/2001                                      69,574                        69,574
                                           Alpine Securitization
                                           Corp.,
           40,500                   40,500 5.25%, 3/22/2001                                     40,370                        40,370
100,000                            100,000 5.52%, 3/22/2001                         99,679                                    99,679
143,191                            143,191 5.52%, 3/23/2001                        142,710                                   142,710
                                           Amstel Funding Corp.,
           30,000                   30,000 5.12%, 5/2/2001                                      29,727                        29,727
           50,000                   50,000 5.32%, 3/16/2001                                     49,885                        49,885
152,000                            152,000 5.37%, 5/9/2001                         150,456                                   150,456
 95,000                             95,000 5.56%, 3/7/2001                          94,912                                    94,912
 48,000                             48,000 6.67%, 3/15/2001                         47,878                                    47,878
                                           Amsterdam Funding Corp.,
          125,000                  125,000 5.26%, 3/21/2001                                    124,620                       124,620
           70,000                   70,000 5.34%, 3/12/2001                                     69,883                        69,883
 25,000                             25,000 5.43%, 4/4/2001                          24,873                                    24,873
 50,000                             50,000 5.51%, 3/7/2001                          49,954                                    49,954
                                           Aspen Funding Corp.,
           45,000                   45,000 5.32%, 3/16/2001                                     44,894                        44,894
           34,085                   34,085 5.34%, 3/12/2001                                     34,028                        34,028
                                           Asset Portfolio Funding
 37,300                             37,300 Corp., 6.47%, 3/16/2001                  37,201                                    37,201
                                           Asset Securitization
                                           Corp.,
           50,000                   50,000 6.49%, 3/7/2001                                      49,953                        49,953
            3,000                    3,000 6.49%, 4/27/2001                                      2,974                         2,974
                                           Associates Corp. of
                                           North America,
           20,000                   20,000 6.68%, 3/2/2001                                      19,996                        19,996
109,000                            109,000 ECN, 6.50%, 3/2/2001                    108,981                                   108,981
                                           Associates First Capital
                                           Corp.,
           25,000                   25,000 5.26%, 3/21/2001                                     24,924                        24,924
           25,000                   25,000 5.27%, 3/20/2001                                     24,928                        24,928
           11,000                   11,000 5.32%, 3/16/2001                                     10,971                        10,971
                                           Atlantis One Funding
                                           Corp.,

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
           35,806                   35,806 5.13%, 5/9/2001                                      35,446                        35,446
          113,295                  113,295 5.16%, 5/4/2001                                     112,239                       112,239
 50,000                             50,000 5.30%, 5/4/2001                          49,534                                    49,534
 50,000                             50,000 5.31%, 5/4/2001                          49,534                                    49,534
                                           Banco B.I. Creditanstalt
                                           SA (United Kingdom),
           15,000                   15,000 5.01%, 8/22/2001                                     14,638                        14,638
 25,000                             25,000 6.73%, 3/9/2001                          24,964                                    24,964
                                           Banco Rio De La Plata SA
                                           (Argentina), 6.78%,
 20,000                             20,000 3/8/2001                                 19,975                                    19,975
                                           Banco Santander Central
                                           Hispano SA (Spain),
 50,000                             50,000 (Yankee), 5.17%, 8/6/2001                48,894                                    48,894
                                           Bank of America Corp.,
           40,000                   40,000 4.91%, 7/26/2001                                     39,200                        39,200
           29,000                   29,000 5.34%, 3/7/2001                                      28,969                        28,969
                                           Bank of America N.A.,
 75,000                             75,000 6.52%, 5/10/2001                         74,075                                    74,075
250,000                            250,000 6.69%, 3/12/2001                        249,505                                   249,505
                                           Banque & Caisse d'
                                           Epargne de l'Etat
                                           (Luxemburg),
           38,000                   38,000 5.00%, 8/15/2001                                     37,103                        37,103
           20,000                   20,000 5.17%, 4/9/2001                                      19,869                        19,869
100,000                            100,000 4.93%, 8/30/2001                         97,568                                    97,568
                                           Banque Generale du
                                           Luxembourg SA
                                           (Luxemburg),
          100,000                  100,000 4.84%, 8/27/2001                                     97,608                        97,608
 50,000                             50,000 5.50%, 7/16/2001                         48,982                                    48,982
                                           Barton Capital Corp.,
           31,308                   31,308 5.33%, 3/15/2001                                     31,241                        31,241
           49,485                   49,485 5.33%, 3/2/2001                                      49,477                        49,477
          100,000                  100,000 5.34%, 3/8/2001                                      99,893                        99,893
115,000                            115,000 5.50%, 3/7/2001                         114,895                                   114,895
 74,366                             74,366 5.52%, 3/13/2001                         74,230                                    74,230
140,154                            140,154 5.52%, 3/7/2001                         140,026                                   140,026
                                           BASF AG (Germany),
           53,000                   53,000 5.09%, 6/5/2001                                      52,112                        52,112
 75,000                             75,000 6.68%, 3/29/2001                         74,623                                    74,623
                                           Bavaria TRR Corp.,
          100,000                  100,000 5.18%, 4/17/2001                                     99,159                        99,159
           49,212                   49,212 5.34%, 3/12/2001                                     49,129                        49,129
           15,876                   15,876 5.51%, 3/5/2001                                      15,866                        15,866
                                           Bavaria Universal
                                           Funding Co., Floating
 50,000                             50,000 Rate, 5.54%, 8/10/2001                   50,000                                    50,000
                                           Bayerische Hypo
                                           Vereinsbank (Germany),
           75,000                   75,000 5.60%, 3/13/2001                                     74,860                        74,860
           90,000                   90,000 5.60%, 5/21/2001                                     88,811                        88,811
                                           BBL North American
                                           Funding Corp., 5.20%,
           50,000                   50,000 3/26/2001                                            49,806                        49,806
                                           BCI Funding Corp.,
          100,000                  100,000 5.41%, 4/24/2001                                     99,189                        99,189
                                           Beta Finance Corp., Inc.
                                           (Channel Islands),
 50,000                             50,000 6.73%, 3/22/2001                         49,810                                    49,810
                                           Bills Securitization
 82,500                             82,500 LTD, 5.33%, 5/8/2001                     81,680                                    81,680
                                           Blue Ridge Asset Funding
                                           Corp.,
           23,000                   23,000 5.34%, 3/7/2001                                      22,979                        22,979
 83,478                             83,478 5.48%, 3/23/2001                         83,199                                    83,199
 50,015                             50,015 5.52%, 3/14/2001                         49,916                                    49,916

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
 23,000                             23,000 5.53%, 3/9/2001                          22,972                                    22,972
                                           Bradford & Bingley Plc
                                           (United Kingdom),
           40,000                   40,000 6.38%, 3/8/2001                                      39,950                        39,950
           25,000                   25,000 6.38%, 4/4/2001                                      24,867                        24,867
           50,000                   50,000 6.38%, 4/9/2001                                      49,695                        49,695
                                           Brahms Funding Corp.,
           90,000                   90,000 5.27%, 3/20/2001                                     89,737                        89,737
 40,000                             40,000 5.45%, 4/25/2001                         39,670                                    39,670
140,000                            140,000 5.61%, 3/26/2001                        139,459                                   139,459
                                           Canada (Government of),
           65,000                   65,000 5.08%, 6/7/2001                                      63,885                        63,885
 35,000                             35,000 6.52%, 6/7/2001                          34,400                                    34,400
                                           CBA Finance, 5.45%,
           47,650                   47,650 4/11/2001                                            47,354                        47,354
                                           CC USA Inc.,
           30,000                   30,000 5.00%, 8/15/2001                                     29,290                        29,290
           35,000                   35,000 5.02%, 8/6/2001                                      34,229                        34,229
                                           Certain Funding Corp.,
 45,815                             45,815 5.46%, 5/1/2001                          45,397                                    45,397
 59,000                             59,000 6.51%, 3/12/2001                         58,885                                    58,885
                                           Charta Corp., 5.34%,
           50,000                   50,000 3/14/2001                                            49,901                        49,901
                                           Christiania Capital
 40,000                             40,000 Corp., 4.93%, 8/28/2001                  39,038                                    39,038
                                           Ciesco L.P.,
           31,000                   31,000 5.18%, 4/12/2001                                     30,807                        30,807
           30,000                   30,000 5.18%, 4/18/2001                                     29,786                        29,786
 50,000                             50,000 5.39%, 4/12/2001                         49,688                                    49,688
 50,000                             50,000 5.39%, 4/18/2001                         49,643                                    49,643
                                           Citibank Capital Markets
                                           Assets LLC, 5.34%,
           65,000                   65,000 3/14/2001                                            64,848                        64,848
                                           Citibank Credit Card
                                           Master Trust,
          100,000                  100,000 0.00%, 3/2/2001                                      99,985                        99,985
          100,000                  100,000 0.00%, 3/7/2001                                      99,908                        99,908
                                           Citicorp,
300,000                            300,000 5.51%, 3/2/2001                         299,955                                   299,955
200,000                            200,000 5.52%, 3/5/2001                         199,878                                   199,878
                                           Clipper Receivables
          105,000                  105,000 Corp., 5.26%, 3/21/2001                             104,680                       104,680
                                           Comision Federal De
                                           Electricdad (Mexico),
150,000                            150,000 6.48%, 3/20/2001                        149,495                                   149,495
                                           Commerzbank US Finance,
           95,500                   95,500 5.50%, 3/13/2001                                     95,325                        95,325
          100,000                  100,000 5.50%, 3/7/2001                                      99,908                        99,908
          100,000                  100,000 5.50%, 3/8/2001                                      99,893                        99,893
200,000                            200,000 5.53%, 3/13/2001                        199,633                                   199,633
                                           Compass Securitization
                                           LLC,
            7,191                    7,191 5.19%, 4/25/2001                                      7,131                         7,131
           56,000                   56,000 5.25%, 3/22/2001                                     55,820                        55,820
           44,424                   44,424 5.34%, 3/12/2001                                     44,337                        44,337
           30,000                   30,000 5.34%, 3/15/2001                                     29,925                        29,925
120,000                            120,000 5.52%, 3/16/2001                        119,725                                   119,725
 60,000                             60,000 6.50%, 3/15/2001                         59,851                                    59,851
                                           Corporate Asset Funding,
           60,000                   60,000 5.17%, 4/3/2001                                      59,704                        59,704
                                           Corporate Receivables
 60,000                             60,000 Corp., 5.32%, 5/10/2001                  59,388                                    59,388
                                           Credit Suisse First
                                           Boston, Inc.,
100,000                            100,000 6.71%, 3/12/2001                         99,802                                    99,802

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
 75,000                             75,000 6.71%, 3/14/2001                         74,824                                    74,824
 70,000                             70,000 5.24%, 7/20/2001                         68,594                                    68,594
                                           Credit Suisse First
                                           Boston, Inc.
                                           (Switzerland),
           40,000                   40,000 5.02%, 8/6/2001                                      39,122                        39,122
           40,000                   40,000 5.12%, 5/25/2001                                     39,496                        39,496
           50,000                   50,000 5.12%, 5/29/2001                                     49,336                        49,336
           40,000                   40,000 5.18%, 4/12/2001                                     39,699                        39,699
           75,000                   75,000 5.18%, 4/20/2001                                     74,327                        74,327
           26,000                   26,000 5.33%, 3/5/2001                                      25,981                        25,981
           50,000                   50,000 5.34%, 3/13/2001                                     49,892                        49,892
                                           Credit Suisse First
                                           Boston International,
                                           (Switzerland),
 36,000                             36,000 6.63%, 4/16/2001                         35,703                                    35,703
 20,000                             20,000 6.66%, 5/7/2001                          19,760                                    19,760
                                           CXC Inc.,
          105,000                  105,000 5.11%, 5/15/2001                                    103,596                       103,596
           70,000                   70,000 5.17%, 4/2/2001                                      69,615                        69,615
          100,000                  100,000 5.18%, 4/23/2001                                     99,199                        99,199
           50,000                   50,000 5.19%, 4/24/2001                                     49,592                        49,592
           50,000                   50,000 5.19%, 4/27/2001                                     49,568                        49,568
          174,000                  174,000 5.34%, 3/8/2001                                     173,783                       173,783
 75,000                             75,000 5.59%, 4/4/2001                          74,609                                    74,609
                                           Dakota Certificate
                                           Program (Citibank Credit
                                           Card Master Trust I),
147,956                            147,956 5.51%, 3/7/2001                         147,821                                   147,821
                                           Danske Corp. (Denmark),
           80,000                   80,000 5.01%, 8/20/2001                                     78,064                        78,064
           75,000                   75,000 5.34%, 3/13/2001                                     74,860                        74,860
                                           Den Danske Corp.
                                           (Denmark), 6.37%,
           40,000                   40,000 3/14/2001                                            39,908                        39,908
                                           Den Norske Bank
                                           (Norway),
           75,000                   75,000 5.03%, 8/2/2001                                      73,386                        73,386
           50,000                   50,000 5.13%, 5/11/2001                                     49,416                        49,416
          162,000                  162,000 5.17%, 5/2/2001                                     160,535                       160,535
                                           Depfa Bank Europe Plc
                                           (United Kingdom),
           65,000                   65,000 5.09%, 6/6/2001                                      63,975                        63,975
          125,000                  125,000 5.13%, 5/10/2001                                    123,459                       123,459
           35,000                   35,000 5.16%, 5/4/2001                                      34,605                        34,605
           65,000                   65,000 5.17%, 4/4/2001                                      64,604                        64,604
          100,000                  100,000 5.17%, 5/1/2001                                      98,921                        98,921
           40,000                   40,000 5.18%, 4/12/2001                                     39,741                        39,741
           18,000                   18,000 5.18%, 4/16/2001                                     17,869                        17,869
           75,000                   75,000 5.18%, 4/17/2001                                     74,385                        74,385
           25,000                   25,000 5.27%, 3/20/2001                                     24,916                        24,916
           42,839                   42,839 5.28%, 3/19/2001                                     42,703                        42,703
          125,000                  125,000 5.32%, 3/16/2001                                    124,668                       124,668
           75,000                   75,000 5.33%, 3/6/2001                                      74,942                        74,942
           75,500                   75,500 5.34%, 3/13/2001                                     75,340                        75,340
                                           Deutsche Bank Financial
                                           Inc. (Germany), 5.16%,
          193,500                  193,500 5/4/2001                                            191,467                       191,467
                                           Dexia CLF Finance Co.
                                           (France),
          100,000                  100,000 5.60%, 3/20/2001                                     99,704                        99,704
           50,000                   50,000 5.60%, 4/27/2001                                     49,569                        49,569
                                           Dexia Delaware LLC,
 70,000                             70,000 5.16%, 8/10/2001                         68,416                                    68,416
                                           Diageo Plc (United
                                           Kingdom), 5.17%,
           50,000                   50,000 4/10/2001                                            49,664                        49,664

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           Dorada Finance, Inc.,
 47,000                             47,000 5.44%, 4/19/2001                         46,656                                    46,656
 30,890                             30,890 5.47%, 4/24/2001                         30,640                                    30,640
 31,000                             31,000 5.47%, 4/25/2001                         30,744                                    30,744
 40,500                             40,500 5.47%, 4/30/2001                         40,136                                    40,136
                                           Dresdner U.S. Finance
                                           Inc. (Germany), 5.34%,
           10,000                   10,000 3/12/2001                                             9,983                         9,983
                                           Edison Asset
                                           Securitization LLC,
          100,000                  100,000 5.34%, 3/7/2001                                      99,906                        99,906
           80,000                   80,000 5.34%, 3/9/2001                                      79,900                        79,900
150,000                            150,000 5.50%, 3/6/2001                         149,886                                   149,886
                                           Edison Asset
                                           Securitization LLC,
150,000                            150,000 5.50%, 3/7/2001                         149,863                                   149,863
                                           Enterprise Funding
                                           Corp.,
           38,235                   38,235 6.52%, 3/9/2001                                      38,180                        38,180
           75,274                   75,274 6.52%, 3/15/2001                                     75,088                        75,088
           31,725                   31,725 6.52%, 3/19/2001                                     31,622                        31,622
            5,007                    5,007 6.52%, 4/25/2001                                      4,965                         4,965
                                           Fairway Finance Corp.,
           45,000                   45,000 4.89%, 8/23/2001                                     43,937                        43,937
           15,000                   15,000 5.01%, 8/8/2001                                      14,664                        14,664
  6,392                              6,392 5.48%, 4/16/2001                          6,348                                     6,348
 40,000                             40,000 6.48%, 3/15/2001                         39,901                                    39,901
                                           Falcon Asset
                                           Securitization Corp.,
           37,955                   37,955 5.33%, 3/15/2001                                     37,874                        37,874
           75,000                   75,000 5.34%, 3/7/2001                                      74,931                        74,931
 45,000                             45,000 5.51%, 3/13/2001                         44,916                                    44,916
171,000                            171,000 5.64%, 3/13/2001                        170,682                                   170,682
 57,100                             57,100 5.65%, 3/9/2001                          57,029                                    57,029
                                           Forrestal Funding Master
                                           Trust,
102,140                            102,140 5.47%, 4/24/2001                        101,313                                   101,313
140,000                            140,000 6.64%, 3/16/2001                        139,621                                   139,621
                                           Forrestral Funding
                                           Master Trust,
           30,000                   30,000 5.45%, 4/12/2001                                     29,809                        29,809
           35,000                   35,000 5.45%, 4/24/2001                                     34,717                        34,717
                                           Four Winds Funding
                                           Corp.,
           13,000                   13,000 5.17%, 4/10/2001                                     12,921                        12,921
           70,000                   70,000 5.28%, 3/19/2001                                     69,807                        69,807
 26,480                             26,480 5.49%, 4/10/2001                         26,320                                    26,320
 50,000                             50,000 #, 5.52%, 3/21/2001                      49,847                                    49,847
 73,000                             73,000 5.54%, 3/19/2001                         72,799                                    72,799
                                           Galaxy Funding, Inc.,
           29,500                   29,500 5.01%, 8/10/2001                                     28,832                        28,832
           50,000                   50,000 5.04%, 7/30/2001                                     48,943                        48,943
 90,000                             90,000 5.17%, 8/10/2001                         87,963                                    87,963
           64,000                   64,000 5.33%, 3/15/2001                                     63,863                        63,863
 73,000                             73,000 5.56%, 3/15/2001                         72,843                                    72,843
 50,000                             50,000 5.56%, 3/16/2001                         49,885                                    49,885
                                           General Electric Capital
                                           Corp.,
          100,000                  100,000 5.00%, 7/11/2001                                     98,167                        98,167
 80,000                             80,000 5.11%, 7/11/2001                         78,534                                    78,534
           50,000                   50,000 5.18%, 4/19/2001                                     49,630                        49,630
          115,000                  115,000 5.18%, 4/20/2001                                    114,133                       114,133
           33,000                   33,000 5.19%, 4/25/2001                                     32,728                        32,728

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
 50,000                             50,000 6.66%, 3/7/2001                          49,946                                    49,946
                                           Giro Funding U.S. Corp.,
  2,164                              2,164 5.52%, 3/1/2001                           2,164                                     2,164
                                           Giro Multi Funding
                                           Corp.,
           60,000                   60,000 5.27%, 3/20/2001                                     59,826                        59,826
  3,365                              3,365 5.52%, 3/1/2001                           3,365                                     3,365
121,000                            121,000 5.53%, 3/20/2001                        120,648                                   120,648
                                           Goldman Sachs Group
                                           Inc.,
          225,000                  225,000 5.18%, 4/12/2001                                    223,529                       223,529
          125,000                  125,000 5.18%, 4/16/2001                                    124,109                       124,109
200,000                            200,000 5.76%, 4/12/2001                        198,677                                   198,677
                                           Govco, Inc.,
           90,000                   90,000 5.16%, 5/4/2001                                      89,160                        89,160
 60,000                             60,000 5.32%, 5/16/2001                         59,335                                    59,335
                                           Grand Funding Corp.,
           60,000                   60,000 5.34%, 3/13/2001                                     59,890                        59,890
           75,000                   75,000 5.34%, 3/14/2001                                     74,851                        74,851
 40,000                             40,000 #, 5.51%, 3/12/2001                      39,933                                    39,933
                                           Greenwich Funding Corp.,
           85,000                   85,000 5.33%, 3/6/2001                                      84,935                        84,935
           40,000                   40,000 5.34%, 3/7/2001                                      39,963                        39,963
100,000                            100,000 #, 5.52%, 3/6/2001                       99,919                                    99,919
 57,468                             57,468 #, 6.54%, 3/6/2001                       57,421                                    57,421
                                           Greyhawk Funding LLC,
 53,000                             53,000 5.51%, 4/24/2001                         52,568                                    52,568
 90,000                             90,000 5.52%, 3/14/2001                         89,821                                    89,821
220,000                            220,000 #, 5.47%, 5/4/2001                      217,891                                   217,891
136,300                            136,300 #, 6.40%, 6/8/2001                      133,976                                   133,976
                                           Halifax PLC (United
                                           Kingdom),
           25,000                   25,000 5.17%, 4/3/2001                                      24,861                        24,861
 75,000                             75,000 5.45%, 7/16/2001                         73,487                                    73,487
 30,000                             30,000 5.60%, 4/10/2001                         29,816                                    29,816
150,000                            150,000 6.61%, 5/2/2001                         148,347                                   148,347
                                           HD Real Estate Funding
          160,263                  160,263 Corp., 5.17%, 5/22/2001                             157,923                       157,923
                                           HomeSide Lending, Inc.,
 25,000                             25,000 5.50%, 3/21/2001                         24,924                                    24,924
 12,775                             12,775 5.50%, 3/22/2001                         12,734                                    12,734
 14,716                             14,716 5.50%, 3/23/2001                         14,667                                    14,667
                                           Ing America Insurance
                                           Holdings, 5.01%,
           73,000                   73,000 8/22/2001                                            71,211                        71,211
                                           Jupiter Securitization
                                           Corp.,
           21,409                   21,409 5.32%, 3/16/2001                                     21,360                        21,360
           32,755                   32,755 5.34%, 3/8/2001                                      32,720                        32,720
           20,870                   20,870 5.34%, 3/13/2001                                     20,832                        20,832
           50,000                   50,000 5.34%, 3/14/2001                                     49,901                        49,901
 98,710                             98,710 5.52%, 3/7/2001                          98,620                                    98,620
211,167                            211,167 5.52%, 3/12/2001                        210,812                                   210,812
 47,435                             47,435 5.53%, 3/8/2001                          47,384                                    47,384
 41,880                             41,880 6.40%, 6/12/2001                         41,137                                    41,137
                                           K2 (USA) LLC,
           38,000                   38,000 5.01%, 8/10/2001                                     37,142                        37,142
 28,000                             28,000 5.15%, 8/7/2001                          27,379                                    27,379
           38,000                   38,000 5.17%, 5/2/2001                                      37,653                        37,653
 52,000                             52,000 5.17%, 8/9/2001                          50,828                                    50,828
 14,000                             14,000 5.47%, 4/25/2001                         13,884                                    13,884

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
 50,000                             50,000 6.94%, 4/17/2001                         49,569                                    49,569
                                           Kitty Hawk Funding
                                           Corp.,
           50,000                   50,000 5.00%, 8/15/2001                                     48,829                        48,829
 69,647                             69,647 5.18%, 8/15/2001                         68,015                                    68,015
                                           Landesbank Schleswig
                                           Holstein (Germany),
           55,000                   55,000 5.03%, 7/31/2001                                     53,553                        53,553
           40,000                   40,000 5.09%, 6/6/2001                                      39,322                        39,322
           50,000                   50,000 5.10%, 6/4/2001                                      49,165                        49,165
          100,000                  100,000 5.11%, 6/1/2001                                      98,382                        98,382
          215,000                  215,000 5.19%, 4/25/2001                                    213,216                       213,216
                                           Liberty Street Funding
                                           Corp.,
           32,000                   32,000 5.26%, 3/21/2001                                     31,902                        31,902
 19,880                             19,880 5.55%, 4/20/2001                         19,729                                    19,729
                                           Links Finance LLC,
          100,000                  100,000 5.01%, 8/21/2001                                     97,552                        97,552
 20,000                             20,000 #, 5.16%, 8/1/2001                       19,572                                    19,572
                                           Lloyds Bank Plc (United
                                           Kingdom),
           70,000                   70,000 5.59%, 3/12/2001                                     69,880                        69,880
           65,000                   65,000 5.59%, 3/16/2001                                     64,848                        64,848
                                           Lloyds TSB Bank PLC
                                           (United Kingdom), 5.14%,
 40,000                             40,000 8/1/2001                                 39,148                                    39,148
                                           Market Street Funding,
           22,064                   22,064 5.34%, 3/13/2001                                     22,024                        22,024
                                           Mont Blanc Capital
           20,000                   20,000 Corp., 5.33%, 3/6/2001                               19,985                        19,985
                                           Montauk Funding Corp.,
           40,000                   40,000 5.34%, 3/9/2001                                      39,951                        39,951
100,000                            100,000 5.51%, 3/9/2001                          99,878                                    99,878
                                           Monte Rosa Capital
                                           Corp.,
           10,000                   10,000 5.20%, 3/26/2001                                      9,962                         9,962
           26,233                   26,233 5.25%, 3/22/2001                                     26,149                        26,149
           42,000                   42,000 5.26%, 3/21/2001                                     41,872                        41,872
 36,000                             36,000 5.51%, 3/19/2001                         35,901                                    35,901
                                           Morgan Stanley Dean
                                           Witter & Co.,
          150,000                  150,000 5.18%, 4/23/2001                                    148,792                       148,792
           80,000                   80,000 5.33%, 3/15/2001                                     79,825                        79,825
                                           Floating Rate, 5.64%,
 75,000                             75,000 5/30/2001                                75,000                                    75,000
                                           Moriarty LLC,
           60,000                   60,000 5.00%, 8/13/2001                                     58,603                        58,603
 65,000                             65,000 5.16%, 8/9/2001                          63,538                                    63,538
 65,000                             65,000 5.21%, 8/13/2001                         63,487                                    63,487
250,000                            250,000 5.33%, 5/8/2001                         247,515                                   247,515
 26,400                             26,400 5.36%, 7/16/2001                         25,876                                    25,876
 89,000                             89,000 5.56%, 4/9/2001                          88,472                                    88,472
 80,000                             80,000 5.92%, 7/5/2001                          78,390                                    78,390
                                           National Rural Utilities
                                           Cooperative Finance
           45,000                   45,000 Corp., 5.04%, 7/19/2001                              43,913                        43,913
                                           Nationwide Building
                                           Society (United
                                           Kingdom),
100,000                            100,000 5.18%, 8/13/2001                         97,685                                    97,685
 65,000                             65,000 5.73%, 4/3/2001                          64,663                                    64,663
                                           Nationwide Building
                                           Society (United
                                           Kingdom),
          117,700                  117,700 6.60%, 3/1/2001                                     117,700                       117,700
           46,000                   46,000 6.60%, 3/22/2001                                     45,826                        45,826
                                           Ness Limited,
          100,000                  100,000 5.45%, 4/20/2001                                     99,243                        99,243

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
 57,900                             57,900 5.52%, 3/16/2001                         57,768                                    57,768
                                           New Castle Certificate
                                           Program (Discover Card
                                           Master Trust I, Ser.
                                           2000-A),
 40,000                             40,000 5.55%, 3/22/2001                         39,871                                    39,871
175,000                            175,000 ECN, 6.66%, 3/6/2001                    174,840                                   174,840
                                           Newport Funding Corp.,
           65,000                   65,000 5.17%, 4/6/2001                                      64,643                        64,643
           16,534                   16,534 5.32%, 3/16/2001                                     16,495                        16,495
           20,000                   20,000 5.34%, 3/7/2001                                      19,982                        19,982
           50,000                   50,000 5.34%, 3/12/2001                                     49,916                        49,916
 68,000                             68,000 5.58%, 4/11/2001                         67,574                                    67,574
                                           Nordbanken NA Inc.
                                           (Sweden), 6.37%,
           85,000                   85,000 3/14/2001                                            84,804                        84,804
                                           Northern Rock Plc
                                           (United Kingdom),
           25,000                   25,000 5.18%, 4/17/2001                                     24,823                        24,823
           25,000                   25,000 5.33%, 3/6/2001                                      24,978                        24,978
                                           Old Line Funding Corp.,
           39,372                   39,372 5.34%, 3/8/2001                                      39,330                        39,330
           35,000                   35,000 5.34%, 3/14/2001                                     34,931                        34,931
 65,556                             65,556 5.52%, 3/14/2001                         65,426                                    65,426
                                           Parthenon Receivables
                                           Funding LLC,
           25,116                   25,116 4.87%, 8/28/2001                                     24,508                        24,508
           31,050                   31,050 5.33%, 3/5/2001                                      31,031                        31,031
           25,000                   25,000 5.34%, 3/13/2001                                     24,953                        24,953
                                           Pennine Funding LLC,
 40,000                             40,000 5.15%, 8/1/2001                          39,147                                    39,147
 45,000                             45,000 5.49%, 4/19/2001                         44,668                                    44,668
                                           Pooled Accounts
                                           Receivable Capital
                                           Corp.,
           50,000                   50,000 5.32%, 3/16/2001                                     49,885                        49,885
 50,000                             50,000 5.52%, 3/16/2001                         49,885                                    49,885
                                           Preferred Rec Funding
                                           (PREFCO),
          110,000                  110,000 5.32%, 3/16/2001                                    109,749                       109,749
 65,640                             65,640 5.62%, 3/13/2001                         65,518                                    65,518
                                           Procter & Gamble Co.,
 50,000                             50,000 ECN, 5.60%, 4/5/2001                     49,731                                    49,731
                                           Quincy Capital Corp.,
100,032                            100,032 5.51%, 3/12/2001                         99,864                                    99,864
 34,212                             34,212 5.51%, 3/9/2001                          34,170                                    34,170
                                           Receivables Capital
                                           Corp.,
           25,320                   25,320 5.18%, 4/16/2001                                     25,145                        25,145
           35,000                   35,000 5.34%, 3/12/2001                                     34,941                        34,941
 90,462                             90,462 5.51%, 3/9/2001                          90,352                                    90,352
 60,000                             60,000 5.52%, 3/12/2001                         59,899                                    59,899
                                           Repeat Offering
                                           Securitization Entity
 71,340                             71,340 (ROSE), 5.53%, 4/23/2001                 70,768                                    70,768
                                           Salomon Smith Barney
                                           Inc.,
           35,000                   35,000 5.17%, 4/10/2001                                     34,788                        34,788
          100,000                  100,000 5.18%, 4/17/2001                                     99,292                        99,292
           50,000                   50,000 5.18%, 4/18/2001                                     49,639                        49,639
           60,000                   60,000 5.23%, 3/2/2001                                      59,991                        59,991
          125,000                  125,000 5.33%, 3/5/2001                                     124,913                       124,913
          100,000                  100,000 5.33%, 3/6/2001                                      99,911                        99,911
                                           San Paolo IMI US
                                           Financial Co. (Brazil),
           84,000                   84,000 5.02%, 8/6/2001                                      82,146                        82,146

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           Santander Hispano
                                           Finance Delaware Inc.
           40,000                   40,000 (Spain), 5.02%, 8/6/2001                             39,115                        39,115
                                           SBC Communications Inc.,
           34,000                   34,000 5.17%, 4/11/2001                                     33,793                        33,793
                                           Sheffield Receivables
                                           Corp.,
           52,900                   52,900 5.33%, 3/5/2001                                      52,868                        52,868
           75,000                   75,000 5.33%, 3/15/2001                                     74,840                        74,840
           40,000                   40,000 5.34%, 3/8/2001                                      39,957                        39,957
 53,500                             53,500 5.52%, 3/12/2001                         53,405                                    53,405
175,000                            175,000 5.52%, 3/15/2001                        174,625                                   174,625
150,000                            150,000 5.53%, 3/19/2001                        149,588                                   149,588
150,000                            150,000 5.62%, 3/20/2001                        149,559                                   149,559
 26,800                             26,800 6.50%, 3/12/2001                         26,753                                    26,753
                                           Sigma Finance Corp.
                                           (Channel Islands),
150,000                            150,000 #, 5.14%, 8/2/2001                      146,778                                   146,778
 83,500                             83,500 #, 5.16%, 8/2/2001                       81,707                                    81,707
 66,400                             66,400 #, 5.47%, 4/23/2001                      65,872                                    65,872
 45,000                             45,000 #, 6.37%, 6/11/2001                      44,213                                    44,213
                                           Sigma Finance Corp.,
          100,000                  100,000 5.03%, 8/2/2001                                      97,857                        97,857
           50,000                   50,000 5.16%, 5/4/2001                                      49,532                        49,532
                                           Silver Tower U.S.
                                           Funding LLC,
135,000                            135,000 4.98%, 8/29/2001                        131,701                                   131,701
 95,000                             95,000 5.25%, 8/17/2001                         92,721                                    92,721
                                           Societe Generale NA
                                           (France),
          100,000                  100,000 5.19%, 4/26/2001                                     99,152                        99,152
          124,700                  124,700 5.34%, 3/7/2001                                     124,567                       124,567
                                           Special Purpose Accounts
                                           Receivable Cooperative
                                           Corp.,
           25,000                   25,000 5.16%, 5/3/2001                                      24,770                        24,770
117,000                            117,000 5.47%, 4/26/2001                        116,017                                   116,017
 18,320                             18,320 5.54%, 4/12/2001                         18,203                                    18,203
                                           Spintab-Swedmortgage AB
                                           (Sweden),
           60,000                   60,000 5.13%, 5/9/2001                                      59,396                        59,396
           78,669                   78,669 5.16%, 5/3/2001                                      77,945                        77,945
                                           Surrey Funding Corp.,
           43,500                   43,500 5.16%, 5/3/2001                                      43,099                        43,099
 30,000                             30,000 5.49%, 3/26/2001                         29,886                                    29,886
                                           Svenska Handelsbanken,
                                           Inc. (Sweden),
           16,500                   16,500 5.03%, 8/1/2001                                      16,149                        16,149
 65,000                             65,000 5.20%, 8/15/2001                         63,471                                    63,471
           25,000                   25,000 5.28%, 3/19/2001                                     24,930                        24,930
           69,760                   69,760 5.32%, 3/16/2001                                     69,597                        69,597
           25,000                   25,000 5.33%, 3/15/2001                                     24,938                        24,938
          156,500                  156,500 5.34%, 3/12/2001                                    156,195                       156,195
                                           Swedish Export Credit
           10,300                   10,300 (Sweden), 5.03%, 8/1/2001                            10,083                        10,083
                                           Thames Asset Global
                                           Securitization (TAGS),
           22,573                   22,573 5.11%, 5/15/2001                                     22,326                        22,326
 32,000                             32,000 5.61%, 4/17/2001                         31,769                                    31,769
 86,394                             86,394 6.51%, 3/15/2001                         86,179                                    86,179
                                           Total Fina Elf SA
          202,000                  202,000 (France), 5.57%, 3/1/2001                           202,000                       202,000
                                           Triple-A One Funding
                                           Corp.,
 82,107                             82,107 5.51%, 3/8/2001                          82,019                                    82,019
 24,963                             24,963 5.61%, 4/5/2001                          24,829                                    24,829

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           Tulip Funding Corp.,
           62,500                   62,500 5.16%, 5/4/2001                                      61,917                        61,917
           56,749                   56,749 5.34%, 3/8/2001                                      56,688                        56,688
           35,000                   35,000 5.34%, 3/13/2001                                     34,936                        34,936
150,000                            150,000 5.49%, 5/1/2001                         148,625                                   148,625
 46,687                             46,687 #, 5.07%, 8/28/2001                      45,534                                    45,534
                                           UBS Finance LLC
                                           (Switzerland), 5.03%,
           85,000                   85,000 8/1/2001                                             83,190                        83,190
                                           Unibanco - Grand Cayman,
                                           Series A, (Germany),
 60,000                             60,000 5.55%, 7/11/2001                         58,812                                    58,812
                                           Variable Funding Capital
                                           Corp.,
           45,000                   45,000 5.13%, 5/10/2001                                     44,541                        44,541
100,000                            100,000 5.47%, 4/27/2001                         99,145                                    99,145
                                           Victory Receivables
                                           Corp.,
           68,000                   68,000 5.42%, 4/25/2001                                     67,437                        67,437
 50,000                             50,000 5.57%, 4/11/2001                         49,687                                    49,687
                                           Wal-Mart Funding Corp.,
          116,000                  116,000 5.25%, 3/22/2001                                    115,628                       115,628
 25,000                             25,000 5.53%, 3/22/2001                         24,920                                    24,920
                                           WCP Funding Inc.,
           29,000                   29,000 5.11%, 5/14/2001                                     28,687                        28,687
 50,000                             50,000 5.33%, 5/14/2001                         49,460                                    49,460
                                           Wells Fargo & Co.,
 45,000                             45,000 5.38%, 5/4/2001                          44,575                                    44,575
                                           Windmill Funding Corp.,
           69,000                   69,000 5.26%, 3/21/2001                                     68,790                        68,790
            8,000                    8,000 5.28%, 3/19/2001                                      7,977                         7,977
           25,000                   25,000 5.34%, 3/13/2001                                     24,953                        24,953
110,800                            110,800 5.51%, 3/7/2001                         110,699                                   110,699
 40,000                             40,000 5.52%, 3/7/2001                          39,963                                    39,963
 75,000                             75,000 5.52%, 3/20/2001                         74,782                                    74,782
                                                                               ------------------------------------

                                           TOTAL COMMERCIAL PAPER               12,287,567  13,183,427           -        25,470,994

                                           -------------------------------
                                           CORPORATE BONDS & NOTES  21.63%
                                           -------------------------------
                                           ASSET BACK SECURITIES     3.65%
                                           ACE Overseas Corp., FRN,
 47,000                             47,000 6.51%, 3/16/2001                         46,999                                    46,999
                                           Beta Finance Corp.,
                                           Inc., (Channel Islands),
 75,000                             75,000 FRN, 5.56%, 8/14/2001                    74,998                                    74,998
 30,000                             30,000 MTN, #, 6.90%, 3/30/2001                 30,000                                    30,000
 85,000                             85,000 MTN, #, 6.94%, 5/2/2001                  85,000                                    85,000
                                           MTN, FRN, 5.36%,
 50,000                             50,000 4/30/2001                                50,000                                    50,000
                                           MTN, FRN, #, 5.55%,
125,000                            125,000 5/8/2001                                125,000                                   125,000
                                           MTN, FRN, #, 6.11%,
 50,000                             50,000 3/30/2001                                50,000                                    50,000
                                           CC USA Inc., (Centauri
                                         0 Corp.),
100,000                            100,000 MTN, #, 7.07%, 7/25/2001                100,000                                   100,000
 35,000                             35,000 MTN, #, 7.12%, 5/7/2001                  35,000                                    35,000
 75,000                             75,000 MTN, #, 7.48%, 6/7/2001                  75,000                                    75,000
                                           MTN, FRN, #, 5.56%,
 50,000                             50,000 4/20/2001                                50,000                                    50,000
                                           Ciesco L.P., Ser. A,
                                           MTN, FRN, 5.54%,
120,000                            120,000 10/15/2001                              120,000                                   120,000
                                           MTN, FRN, #, 5.54%,
 80,000                             80,000 9/20/2001                                80,000                                    80,000
                                           Dorada Finance Inc.,
 70,000                             70,000 MTN, #, 7.06%, 7/17/2001                 70,000                                    70,000
                                           K2 (USA) LLC,
                                           MTN, FRN, #, 5.57%,
 55,000                             55,000 7/16/2001                                55,000                                    55,000

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           MTN, FRN, #, 5.57%,
100,000                            100,000 8/15/2001                               100,000                                   100,000
                                           Liberty Lighthouse U.S.
                                           Capital Co., MTN, FRN,
120,000                            120,000 #, 5.36%, 3/5/2001                      120,000                                   120,000
                                           Links Finance LLC, MTN,
 75,000                             75,000 FRN, #, 5.55%, 5/11/2001                 74,998                                    74,998
                                           Restructured Asset
                                           Securities with Enhanced
                                           Returns (RACERS), 1999
                                           Ser. MM-35, FRN, #,
 37,000                             37,000 5.60%, 12/17/2001                        37,000                                    37,000
                                           Restructured Asset
                                           Securities with Enhanced
                                           Returns (RACERS), 2000
                                           Ser. MM-7, FRN, #,
 90,000                             90,000 5.40%, 5/30/2001                         89,988                                    89,988
                                           Restructured Asset
                                           Securities with Enhanced
                                           Returns (RACERS), 2000
                                           Ser. MM-10, FRN, #,
100,000                            100,000 5.59%, 6/22/2001                        100,000                                   100,000
                                           Sigma Finance Corp.,
                                           (Channel Islands),
                                           MTN, FRN, #, 5.46%,
100,000                            100,000 5/2/2001                                100,000                                   100,000
                                           MTN, FRN, #, 5.56%,
 75,000                             75,000 3/5/2001                                 75,000                                    75,000
                                           MTN, FRN, #, 5.57%,
100,000                            100,000 5/15/2001                               100,000                                   100,000
                                                                               ------------------------------------

                                           TOTAL ASSET BACKED
                                           SECURITIES                            1,843,983           -           -         1,843,983

                                           AUTOMOTIVE                 0.48%
                                           American Honda Finance
                                           Corp., MTN, FRN, #,
 60,000                             60,000 6.55%, 6/19/2001                         60,000                                    60,000
                                           General Motors
                                           Acceptance Corp.,
                                           MTN, FRN, 5.61%,
  5,000                              5,000 7/27/2001                                 5,000                                     5,000
                                           MTN, FRN, 5.81%,
 30,000                             30,000 4/30/2001                                30,006                                    30,006
                                           Toyota Motor Credit
                                           Corp., MTN, FRN, 6.37%,
150,000                            150,000 4/23/2001                               149,992                                   149,992
                                                                               ------------------------------------

                                           TOTAL AUTOMOTIVE                        244,998           -           -           244,998

                                           BANKING                    6.92%
                                           ABBEY NATIONAL TREASURY
                                           SERVICES PLC (UNITED
                                           KINGDOM), (YANKEE),
210,000                            210,000 FRN, 5.44%, 10/25/2001                  209,932                                   209,932
                                           MTN, FRN, 5.47%,
350,000                            350,000 6/15/2001                               349,921                                   349,921
                                           American Express
                                           Centurion Bank,
100,000                            100,000 FRN, 5.54%, 2/14/2002                   100,000                                   100,000
                                           MTN, FRN, 5.53%,
 50,000                             50,000 4/12/2001                                49,999                                    49,999
200,000                            200,000 MTN, FRN, 5.54%, 5/8/2001               200,000                                   200,000
                                           MTN, FRN, 5.56%,
 50,000                             50,000 11/20/2001                               50,000                                    50,000
                                           Bank of America, N.A.,
 50,000                             50,000 5.13%, 7/17/2001                         50,000                                    50,000
 23,600                             23,600 6.60%, 10/30/2001                        23,775                                    23,775
 50,000                             50,000 FRN, 6.71%, 9/6/2001                     50,019                                    50,019
                                           MTN, FRN, 5.66%,
 70,000                             70,000 7/11/2001                                70,002                                    70,002
                                           Bank One, N.A.,
 39,000                             39,000 FRN, 5.60%, 12/17/2001                   39,011                                    39,011
100,000                            100,000 FRN, 5.60%, 9/10/2001                   100,013                                   100,013
 85,000                             85,000 FRN, 5.62%, 2/15/2002                    85,040                                    85,040
                                           MTN, FRN, 5.64%,
 85,000                             85,000 12/12/2001                               84,981                                    84,981
                                           Bayerische Landesbank
                                           Girozentrale, FRN,
                                           (Germany), (Yankee),
190,000                            190,000 5.64%, 3/1/2001                         190,000                                   190,000

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           Commerzbank AG
                                           (Germany), (Yankee),
160,000                            160,000 FRN, 5.34%, 6/29/2001                   159,968                                   159,968
200,000   500,000                  700,000 FRN, 5.48%, 4/26/2001                   199,991     499,985                       699,976
240,000                            240,000 FRN, 5.50%, 3/19/2001                   239,994                                   239,994
                                           Credit Suisse First
                                           Boston Inc.
                                           (Switzerland), MTN, FRN,
100,000                            100,000 5.54%, 5/9/2001                          99,998                                    99,998
                                           Dexia Bank (Belgium),
                                           (Yankee), FRN, 5.63%,
100,000                            100,000 3/1/2001                                100,000                                   100,000
                                           Dresdner Bank AG,
                                           (Germany), (Yankee),
246,000                            246,000 FRN, 5.31%, 3/28/2001                   245,993                                   245,993
                                           Fleet National Bank,
                                           MTN, FRN, 5.77%,
 85,000                             85,000 5/24/2001                                85,019                                    85,019
                                           National City Bank,
           44,000                   44,000 6.98%, 8/2/2001                                      43,993                        43,993
 70,000                             70,000 FRN, 5.54%, 12/4/2001                    70,000                                    70,000
 50,000                             50,000 MTN, FRN, 6.27%, 7/5/2001                49,992                                    49,992
                                           Wachovia Bank, N.A.,
 50,000                             50,000 FRN, 5.55%, 1/7/2002                     50,000                                    50,000
                                                                               ------------------------------------

                                           TOTAL BANKING                         2,953,648     543,978           -         3,497,626

                                           DIVERSIFIED                0.37%
                                           Abbott Labs, 5.25%,
          100,000                  100,000 3/1/2002                                            100,000                       100,000
                                           General Electric Capital
                                           Corp., Series A, 7.38%,
           85,000                   85,000 5/23/2001                                            85,000                        85,000
                                                                               ------------------------------------

                                           TOTAL DIVERSIFIED                             -     185,000           -           185,000

                                           FINANCIAL SERVICES         7.71%
                                           Associates Corp. of
                                           North America,
 26,000                             26,000 FRN, 5.48%, 2/22/2002                    26,045                                    26,045
 75,000                             75,000 FRN, 6.46%, 6/26/2001                    75,000                                    75,000
                                           SUB, FRN, 6.58%,
110,000                            110,000 3/15/2001                               110,000                                   110,000
                                           Bear Stearns Companies,
                                           Inc., FRN, 5.78%,
 85,000                             85,000 8/1/2001                                 85,065                                    85,065
                                           Bollingbrent L.P., Ser.
                                           1999, FRDO, 5.67%,
  5,000                              5,000 3/6/2001                                  5,000                                     5,000
                                           Citigroup Inc.,
175,000   140,000                  315,000 MTN, FRN, 5.52%, 4/4/2001               175,000     140,000                       315,000
250,000   150,000                  400,000 MTN, FRN, 5.54%, 6/6/2001               250,000     150,000                       400,000
                                           Goldman Sachs Group,
                                           Inc.,
244,000                            244,000 FRN, #, 5.80%, 3/15/2002                244,000                                   244,000
                                           MTN, FRN, 5.59%,
 67,000                             67,000 2/11/2002                                67,113                                    67,113
                                           Homeside Lending, Inc.,
                                           MTN, FRN, 5.68%,
  5,000                              5,000 4/24/2001                                 5,001                                     5,001
                                           Household Finance Corp.,
                                           MTN, FRN, 5.36%,
 50,000                             50,000 3/30/2001                                49,995                                    49,995
                                           MTN, FRN, 5.76%,
 25,000                             25,000 7/16/2001                                25,004                                    25,004
                                           MTN, FRN, 6.62%,
100,000                            100,000 6/22/2001                               100,027                                   100,027
                                           MTN, FRN, 6.65%,
 37,000                             37,000 6/21/2001                                37,011                                    37,011
                                           Merrill Lynch & Co.,
                                           Inc.,
                                           MTN, FRN, 5.48%,
  4,885                              4,885 8/10/2001                                 4,887                                     4,887
350,000                            350,000 MTN, FRN, 5.52%, 3/6/2001               349,999                                   349,999
                                           MTN, FRN, 5.56%,
 75,000                             75,000 11/19/2001                               75,000                                    75,000
 70,000                             70,000 MTN, FRN, 5.64%,1/4/2002                 69,982                                    69,982

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           MTN, FRN, 5.65%,
 70,000                             70,000 3/11/2002                                70,065                                    70,065
                                           Morgan Stanley Dean
                                           Witter & Co.,
260,000                            260,000 FRN, 5.59%, 3/15/2002                   260,000                                   260,000
 50,000                             50,000 FRN, 6.73%, 12/17/2001                   50,124                                    50,124
                                           MTN, FRN, 5.55%,
150,000                            150,000 3/16/2001                               150,000                                   150,000
                                           MTN, FRN, 6.62%,
 50,000                             50,000 9/14/2001                                50,061                                    50,061
                                           MTN, FRN, 5.64%,
 55,000                             55,000 5/15/2001                                55,000                                    55,000
                                           MTN, FRN, 6.67%,
 35,000                             35,000 3/13/2001                                35,000                                    35,000
                                           MTN, FRN, 6.68%,
 75,000                             75,000 3/15/2001                                75,000                                    75,000
                                           Wells Fargo Bank, N.A.,
                                           MTN, FRN, 5.51%,
175,000    30,000                  205,000 7/24/2001                               174,973      29,995                       204,968
                                           MTN, FRN, 5.55%,
330,000   500,000                  830,000 3/15/2002                               329,999     500,000                       829,999
                                           Westpac Banking Corp.,
                                           (Australia), (Yankee),
 75,000                             75,000 FRN, 5.43%, 5/8/2001                     75,005                                    75,005
                                                                               ------------------------------------

                                           TOTAL FINANCIAL SERVICES              3,079,356     819,995           -         3,899,351

                                           INSURANCE                  0.10%
                                           Prudential Funding
                                           Corp., MTN, FRN, 5.82%,
 50,000                             50,000 4/17/2001                                50,004           -                        50,004
                                                                               ------------------------------------

                                           MACHINERY & ENGINEERING
                                           EQUIPMENT                  0.18%
                                           Caterpillar Financial
                                           Services Corp.,
 10,000                             10,000 MTN, FRN, 5.83%, 7/9/2001                10,003                                    10,003
 75,000                             75,000 MTN, FRN, 5.92%, 7/9/2001                75,001                                    75,001
  5,000                              5,000 MTN, FRN, 6.79%, 6/1/2001                 5,000                                     5,000
                                                                               ------------------------------------

                                           TOTAL MACHINERY &
                                           ENGINEERING EQUIPMENT                    90,004           -           -            90,004

                                           TELECOMMUNICATION          2.23%
                                           AT&T Corp.,
250,000                            250,000 FRN, #, 5.51%, 3/8/2001                 249,999                                   249,999
273,000                            273,000 FRN, #, 5.61%, 7/19/2001                273,000                                   273,000
                                           BellSouth
                                           Telecommunications,
250,000                            250,000 Inc., FRN, 6.56%,1/4/2002                250,00                                   250,000
                                           SBC Communications,
                                           Inc., FRN, #, 5.34%,
356,000                            356,000 5/15/2001                               355,986                                   355,986
                                                                               ------------------------------------

                                           TOTAL TELECOMMUNICATION               1,128,985           -           -         1,128,985
                                                                               ------------------------------------

                                           TOTAL CORPORATE NOTES &
                                           BONDS                     21.63%      9,390,978   1,548,973           -        10,939,951

                                           -------------------------------
                                           FLOATING RATE NOTES       8.17%
                                           -------------------------------
                                           American Express
                                           Centurion,
           21,500                   21,500 5.54%, 3/16/2001                                     21,500                        21,500
          100,000                  100,000 5.67%, 3/1/2001                                     100,000                       100,000
           25,000                   25,000 MTN, 5.53%, 4/12/2001                                25,000                        25,000
                                           Associates Corp. NA,
          325,000                  325,000 6.43%, 3/29/2001                                    325,000                       325,000
                                           Bank of America Corp.,
          130,000                  130,000 5.65%, 3/1/2001                                     129,997                       129,997
          470,000                  470,000 5.67%, 3/1/2001                                     470,000                       470,000
                                           Bank of Scotland
                                           (Scotland), 144A, 6.65%,
          384,500                  384,500 3/5/2001                                            384,500                       384,500

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           Bayerische Hypo
                                           Vereinsbank (Germany),
          300,000                  300,000 5.59%, 3/1/2001                                     299,919                       299,919
                                           Bayerische Landesbank
                                           Girozentrale (Germany),
          200,000                  200,000 5.61%, 3/1/2001                                     199,957                       199,957
                                           Commerzbank AG
                                           (Germany), 5.80%,
           10,000                   10,000 3/1/2001                                             10,000                        10,000
                                           First Union National
                                           Bank,
           45,000                   45,000 5.66%, 3/1/2001                                      45,000                        45,000
          500,000                  500,000 5.67%, 3/1/2001                                     500,000                       500,000
                                           Household Bank FSB,
           15,000                   15,000 5.88%, 4/9/2001                                      15,003                        15,003
            5,000                    5,000 6.55%, 4/3/2001                                       5,001                         5,001
                                           Lehman RACERS 144A,
                                           Series 1999-35-MM,
          165,000                  165,000 5.60%, 3/15/01                                      165,000                       165,000
                                           Lehman RACERS 144A,
                                           Series 2000-15-MM-MBS,
          175,000                  175,000 5.59%, 3/13/2001                                    175,000                       175,000
                                           SPARCS, Series 2000-1,
          447,000                  447,000 5.70%, 4/24/2001                                    447,000                       447,000
                                           Unilever (Netherlands),
          135,000                  135,000 6.71%, 3/7/2001                                     135,000                       135,000
                                           US Bank NA Minnesota,
           75,000                   75,000 5.63%, 3/1/2001                                      74,997                        74,997
                                           US Bank North Dakota,
          100,000                  100,000 5.65%, 3/1/2001                                      99,997                        99,997
                                           Wells Fargo & Co.,
            8,000                    8,000 6.78%, 3/15/2001                                      8,010                         8,010
           52,000                   52,000 MTN, 6.49%, 3/19/2001                                51,994                        51,994
                                           Wells Fargo Financial
                                           Inc., MTN, Series C,
          100,000                  100,000 5.62%, 3/1/2001                                      99,981                        99,981
                                           Westdeutsche Landesbank
                                           New York (Germany),
                                           Series CD, 5.48%,
          342,000                  342,000 3/23/2001                                           341,989                       341,989
                                                                               ------------------------------------

                                           TOTAL FLOATING RATE NOTES                     -   4,129,845           -         4,129,845

                                           -------------------------------
                                           FUNDING AGREEMENT/GIC     1.74%
                                           -------------------------------
 50,000                             50,000 AIG Funding Inc.,                        50,000                                    50,000
                                           Floating Rate, 6.63%,
                                           10/1/2001
                                           First Allmerica
                                           Financial Life Insurance
                                           Co., Floating Rate,
 25,000                             25,000 5.72%, 4/6/2001                          25,000                                    25,000
                                           G E Financial Assurance,
                                           Floating Rate, 6.81%,
150,000                            150,000 3/1/2001                                150,000                                   150,000
                                           Jackson National Life
                                           Insurance Co.,
                                           Floating Rate, 5.83%,
100,000                            100,000 1/18/2002                               100,000                                   100,000
                                           Floating Rate, 5.86%,
 80,000                             80,000 9/1/2003                                 80,000                                    80,000
                                           MetLife Funding Inc.,
                                           Floating Rate, #, 6.81%,
100,000                            100,000 6/1/2001                                100,000                                   100,000
                                           Security Life of Denver
                                           Insurance Co., Floating
275,000                            275,000 Rate, 5.43%, 2/27/2002                  275,000                                   275,000
                                           Travelers Insurance Co.,
                                           Floating Rate, 5.71%,
 50,000                             50,000 4/24/2001                                50,000                                    50,000
                                           United of Omaha Life
                                           Insurance Company,
                                           Floating Rate, 5.72%,
 50,000                             50,000 5/17/2002                                50,000                                    50,000
                                                                               ------------------------------------

                                           TOTAL FUNDING
                                           AGREEMENT/GIC                           880,000           -           -           880,000

                                           -------------------------------
                                           REPURCHASE AGREEMENT      0.69%
                                           -------------------------------

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
 51,206                             51,206 Deutsche Bank                            51,206                                    51,206
                                           Securities, Tri-Party,
                                           5.47%, due 3/1/2001
                                           (Dated 2/28/2001,
                                           Proceeds $51,214,
                                           Secured by Federal
                                           National Mortgage
                                           Association, $51,808,
                                           5.75%, due 2/15/2008,
                                           Market Value $52,230)
                                           Goldman Sachs Repurchase
                                           Agreement, 5.41%,
          300,000                  300,000 3/1/2001                                            300,000                       300,000
                                                                               ------------------------------------

                                           TOTAL REPURCHASE
                                           AGREEMENT                                51,206     300,000           -           351,206

                                           -------------------------------
                                           RESIDENTIAL MORTGAGE
                                           BACKED SECURITIES         0.57%
                                           -------------------------------
                                           COLLATERALIZED MORTGAGE
                                           OBLIGATIONS
                                           Merrill Lynch Mortgage Investors,
                                           Ser. 2000-WM2, Class A1, FRN,
231,069                            231,069 5.41%, 11/27/2001                       231,069                                   231,069
                                           Ser. 2000-WM2, Class A2, 6.68%,
 57,583                             57,583 11/27/2001                               57,583                                    57,583
                                                                               ------------------------------------

                                           TOTAL RESIDENTIAL MORTGAGE BACKED
                                           SECURITIES                              288,652           -           -           288,652

                                           -------------------------------
                                           STATE AND MUNICIPAL
                                           OBLIGATIONS               0.31%
                                           -------------------------------
                                           California Housing Finance
                                           Agency, Single Family Housing,
                                           Home Mortgage, Taxable, Ser. M,
                                           Rev.,
 20,205                             20,205 FRDO, 5.31%, 3/5/2001                    20,205                                    20,205
 33,530                             33,530 FRDO, 5.31%, 3/5/2001                    33,530                                    33,530
                                           California Pollution Control
                                           Financing Authority,
                                           Environmental Improvement, Shell
                                           Oil Co. Project, Taxable, Ser. B,
 20,000                             20,000 Rev., FRDO, 5.46%, 3/7/2001              20,000                                    20,000
                                           Sacramento County, California,
                                           Taxable, Rev., FRDO, 5.45%,
 22,000                             22,000 3/7/2001                                 22,000                                    22,000
                                           Sault Sainte Marie, Michigan,
                                           Tribe Building Authority,
                                           Taxable, Rev., FRDO, 7.04%,
  3,636                              3,636 6/1/2001                                  3,636                                     3,636
                                           SSM Healthcare, Missouri Health
                                           Facilities, Taxable, Ser. E,
 16,200                             16,200 Rev., FRDO, 5.50%, 3/6/2001              16,200                                    16,200
                                           Texas State, Veterans Housing
                                           Assistance, Taxable, Ser. A-2,
 32,500                             32,500 GO, FRDO, 5.45%, 3/7/2001                32,500                                    32,500
                                           Wake Forest University, Series
                                           1997, 5.28%, 3/7/2001 (LOC:
            6,200                    6,200 Wachovia Bank)                                        6,200                         6,200
                                                                               ------------------------------------

                                           TOTAL STATE AND MUNICIPAL
                                           OBLIGATIONS                             148,071       6,200           -           154,271

                                           -------------------------------
                                           TIME DEPOSITS             6.12%
                                           -------------------------------
                                           ABN AMRO Bank N.V. (Netherlands),
300,000              (300,000)(a)        - 5.54%, 3/1/2001                         300,000                (300,000) (a)            -
                                           Allied Irish Banks PLC (United
 50,000                             50,000 Kingdom), 6.66%, 3/30/2001               50,000                                    50,000
                                           Bank of Brussels (Belgium),
          250,000                  250,000 5.56%, 3/1/2001                                     250,000                       250,000
                                           Bank of Ireland (Ireland), 5.38%,
120,000                            120,000 7/2/2001                                120,000                                   120,000
                                           Bank of Nova Scotia (Canada),
100,000                            100,000 5.50%, 7/16/2001                        100,000                                   100,000
                                           Banque & Caisse d'Epargne de
          460,896                  460,896 l'Etat, 5.53%, 3/1/2001                             460,896                       460,896
                                           Bayerische Hypo-und Vereinsbank
                                           AG (Germany), (Yankee), 5.66%,
134,000                            134,000 3/1/2001                                134,000                                   134,000
                                           Caisse des Depots et
                                           Consignations (France),                                                                 -
750,000              (750,000)(a)        - 5.53%, 3/1/2001                         750,000                (750,000) (a)            -

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
300,000              (300,000)(a)        - 5.54%, 3/1/2001                         300,000                (300,000) (a)            -
                                           Caja De Madrid Bank (Spain),                                                            -
 59,000                             59,000 5.38%, 7/10/2001                         59,000                                    59,000
 60,000                             60,000 6.64%, 4/27/2001                         60,000                                    60,000
 37,000                             37,000 6.65%, 4/24/2001                         37,000                                    37,000
110,000                            110,000 6.65%, 7/24/2001                        110,000                                   110,000
 75,000                             75,000 6.67%, 11/19/2001                        75,000                                    75,000
                                           Canadian Bank (Canada), 5.66%,
          200,000    (200,000)(a)        - 3/1/2001                                            200,000    (200,000) (a)            -
                                           Credit Suisse First Boston (Swiss
                                           Bank), (Switzerland), 5.56%,
200,000              (200,000)(a)        - 3/1/2001                                200,000                (200,000) (A)            -
                                           Deutsche Bank (Germany), 5.53%,
          375,000    (375,000)(a)        - 3/1/2001                                            375,000    (375,000) (a)            -
                                           ING Bank N.V. (Netherlands),
275,000              (275,000)(a)        - 5.63%, 3/1/2001                         275,000                (275,000) (a)            -
                                           Landesbank Baden-Wuerttemberg
100,000               (67,646)(a)   32,354 (Germany), 5.56%, 3/1/2001              100,000                 (65,646)           34,354
                                           Landesbank Schleswig Holstein
100,000                            100,000 (Germany), 6.69%, 4/17/2001             100,000                                   100,000
                                           Societe Generale, (France),
          192,050                  192,050 5.53%, 3/1/2001                                     192,050                       192,050
250,000                            250,000 5.53%, 3/1/2001                         250,000                                   250,000
          200,280                  200,280 5.63%, 3/1/2001                                     200,280                       200,280
417,044                            417,044 5.63%, 3/1/2001                         417,044                                   417,044
                                           Svenska Handelsbanken, Inc.
175,000                            175,000 (Sweden), 5.53%, 3/1/2001               175,000                                   175,000
223,500                            223,500 Swedbank (Sweden), 5.59%, 3/1/2001      223,500                                   223,500
                                           Wells Fargo Bank, N.A., 5.55%,
 48,000                             48,000 4/30/2001                                48,000                                    48,000
                                                                               ------------------------------------

                                           TOTAL TIME DEPOSITS                   3,883,544   1,678,226  (2,465,646)        3,096,124

                                           -------------------------------
                                           U.S. GOVERNMENT AGENCY
                                           SECURITIES                2.90%
                                           -------------------------------
 25,000                             25,000 Federal Farm Credit Bank, DN,            24,426                                    24,426
                                           4.86%, 8/22/2001
                                           Federal Home Loan Bank,
 13,702                             13,702 DN, 4.95%, 8/3/2001                      13,416                                    13,416
  5,488                              5,488 DN, 4.96%, 8/10/2001                      5,368                                     5,368
 20,375                             20,375 DN, 4.96%, 8/15/2001                     19,917                                    19,917
 10,105                             10,105 DN, 4.97%, 8/17/2001                      9,875                                     9,875
 40,456                             40,456 DN, 4.97%, 8/24/2001                     39,497                                    39,497
 75,000                             75,000 DN, 6.51%, 3/15/2001                     74,822                                    74,822
                                           Federal Home Loan Mortgage Corp.,
160,000                            160,000 DN, 4.86%, 7/27/2001                    156,869                                   156,869
 23,000                             23,000 DN, 4.86%, 8/16/2001                     22,482                                    22,482
          165,000                  165,000 DN, 4.92%, 7/27/2001                                161,734                       161,734
           39,295                   39,295 DN, 4.95%, 7/13/2001                                 38,578                        38,578
192,000                            192,000 DN, 4.95%, 8/16/2001                    187,671                                   187,671
                                           Federal National Mortgage
                                           Association,
          100,000                  100,000 DN, 4.83%, 7/30/2001                                 98,003                        98,003
           20,000                   20,000 DN, 4.84%, 8/16/2001                                 19,556                        19,556
          334,120                  334,120 DN, 4.89%, 8/23/2001                                326,298                       326,298
100,000                            100,000 DN, 4.95%, 8/16/2001                     97,741                                    97,741
 98,856                             98,856 DN, 4.97%, 8/2/2001                      96,801                                    96,801
 76,762                             76,762 DN, 4.97%, 8/9/2001                      75,094                                    75,094
                                           -----------------------------------------------------------------------------------------
                                           TOTAL U.S. GOVERNMENT
                                           AGENCY SECURITIES                       823,979      644,169                    1,466,148
                                           -----------------------------------------------------------------------------------------

     THE PRIME MONEY MARKET PORTFOLIO / JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (Unaudited)
                             (AMOUNTS IN THOUSANDS)


                 SHARES                                                                             MARKET VALUE
------------------------------------------                                      ----------------------------------------------------
                                 PRO FORMA                                                                               PRO FORMA
                                 COMBINED                                                                                COMBINED
JPMORGAN    THE                  JPMORGAN                                         JPMORGAN     THE                       JPMORGAN
 PRIME     PRIME                   PRIME                                           PRIME      PRIME                        PRIME
 MONEY     MONEY                   MONEY                                           MONEY      MONEY                        MONEY
MARKET    MARKET   PRO FORMA      MARKET                                          MARKET      MARKET      PRO FORMA        MARKET
FUND II    FUND   ADJUSTMENTS      FUND                                           FUND II      FUND      ADJUSTMENTS        FUND
------------------------------------------                                      ----------------------------------------------------
                                           -----------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS        100.55%    $29,704,751 $23,618,293 $(2,465,646)      $50,857,398
                                           -----------------------------------------------------------------------------------------
                                           TOTAL COST                          $29,704,751 $23,618,293 $(2,465,646)      $50,857,398
                                           -----------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS                                                              $50,576,945
                                           -----------------------------------------------------------------------------------------


DN - Discount Notes
ECN - Extendible Commercial Note. The maturity date shown is the call date. The interest rate shown is the effective yield at the date of purchase.
FRDO - Floating Rate Demand Obligation. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at February 28, 2001.
FRN - Floating Rate Note. The maturity shown is the actual Maturity date. The rate shown is the rate in effect at February 28, 2001.
FSB -
GIC - Guaranteed Insurance Contract
GO - General Obligation
LOC - Letter of Credit MM-MBS
MTN - Medium Term Note
RACERS - Restructured Asset Certificates
Rev. - Revenue Bond Ser. - Series
SPARCS - Structured Product Asset Return
144A - Securities restricted for resale to Qualified Institutional Buyers
 # - SECURITY MAY ONLY BE SOLD TO QUALIFIED INSTITUTIONAL BUYERS
(a) REFLECTS THE REDEMPTION OF SHORT-TERM SECURITIES OF THE J.P. MORGAN MANAGER'S MONEY MARKET FUND, JPM INSTITUTIONAL MONEY MARKET FUND, LTD. AND J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUND, LTD.

   J.P. MORGAN PRIME MONEY MARKET FUND / J.P. MORGAN INSTITUTIONAL PRIME MONEY
     MARKET FUND / J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND J.P. MORGAN PRIME MONEY MARKET RESERVES FUND / J.P. MORGAN INSTITUTIONAL
                        DIRECT PRIME MONEY MARKET FUND
          J.P. MORGAN PRIME CASH MANAGEMENT FUND / THE PRIME MONEY MARKET
                  PORTFOLIO/ JPMORGAN PRIME MONEY MARKET FUND II
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF FEBRUARY 28, 2001 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                      J.P. MORGAN                       J.P. MORGAN
                                                                     J.P. MORGAN     INSTITUTIONAL    J.P. MORGAN      INSTITUTIONAL
                                                        J.P. MORGAN  INSTITUTIONAL      SERVICE          PRIME            DIRECT
                                                           PRIME         PRIME          PRIME            MONEY            PRIME
                                                           MONEY         MONEY          MONEY            MARKET           MONEY
                                                          MARKET        MARKET          MARKET          RESERVES          MARKET
                                                           FUND          FUND           FUND             FUND             FUND
  ASSETS:

     Investment Securities, at Value                  $        -     $         -     $         -       $       -          $      -
     Investment in The Prime Money Market
     Portfolio ("Portfolio"), at Value                 4,681,811      14,165,871       1,368,882         280,538            20,431
     Cash                                                      -               -               -               -                 -
     Deferred Organization Expenses                            -               -               4               -                 -
     Prepaid Trustees' Fees and Expenses                       4               8               2               -                 -
     Other Assets                                              4               4               1               -                 -
     Receivable:                                               -               -               -               -                 -
        Interest                                               -               -               -               -                 -
        Fund Shares Sold                                       -               -               -               -                 -
        Expense Reimbursements                                 -           1,561             105              38                17
                                                      ------------------------------------------------------------------------------
                Total Assets                           4,681,819      14,167,444       1,368,994         280,576            20,448
                                                      ------------------------------------------------------------------------------

 LIABILITIES:
     Payables:
        Investment Securities Purchased                        -               -               -               -                 -
        Fund Shares Redeemed                                   -               -               -               -                 -
        Dividends                                         18,639          63,295           7,351           1,189                85
     Accrued Liabilities:
        Investment Advisory Fees                               -               -               -               -                 -
        Administrative Services Fees                          80             274              30               6                 -
        Shareholder Servicing Fees                           865           1,208              67              14                 1
        Distribution Fees                                      -               -               -              67                 -
        Custody Fees                                           -               -               -               -                 -
        Administration Fees                                    5               7               2               -                 -
        Service Organization Fees                              -               -             335              67                 2
        Fund Services Fees                                     -               3               -               -                 -
        Other                                                143              45             112              73                53

                                                      ------------------------------------------------------------------------------
             Total Liabilities                            19,732          64,832           7,897           1,416               141
                                                      ------------------------------------------------------------------------------

 NET  ASSETS:
     Paid-in Capital                                   4,662,391      14,102,966       1,361,171         279,169            20,307
     Accumulated Undistributed /(Distributions
     in Excess of) Net Investment Income                       -              62               5               -                 -
     Accumulated Net Realized Loss on Investment            (304)           (416)            (79)             (9)                -

                                                      ------------------------------------------------------------------------------
                 Net Assets                            $4,662,087    $14,102,612     $ 1,361,097        $ 279,160        $  20,307
                                                      ==============================================================================

                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                        J.P. MORGAN      THE           JPMORGAN                           JPMORGAN
                                                           PRIME         PRIME          PRIME                              PRIME
                                                           CASH          MONEY          MONEY                              MONEY
                                                        MANAGEMENT       MARKET         MARKET       PRO FORMA             MARKET
                                                           FUND         PORTFOLIO       FUND II      ADJUSTMENT           FUND
 ASSETS:

     Investment Securities, at Value                   $       -     $23,618,293     $29,704,751    $ (2,465,646)(f)   $50,857,398
     Investment in The Prime Money Market
     Portfolio("Portfolio"), at Value                    535,496               -               -     (21,053,029)(a)             -
     Cash                                                      -               1             146               -               147
     Deferred Organization Expenses                            -               -               -              (4)(b)             -
     Prepaid Trustees' Fees and Expenses                       -              18               -               -                32
     Other Assets                                              1              12             143               -               165
     Receivable:                                               -               -               -               -                 -
        Interest                                               -         101,001         116,304               -           217,305
        Fund Shares Sold                                       -               -              13               -                13
        Expense Reimbursements                                 -               -               7               4(b)          1,732


                                                   ---------------------------------------------------------------------------------
                Total Assets                             535,497      23,719,325      29,821,364     (23,518,675)        51,076,792
                                                   ---------------------------------------------------------------------------------

 LIABILITIES:
     Payables:
        Investment Securities Purchased                        -         198,003          70,252               -           268,255
        Fund Shares Redeemed                                   -               -              31               -                31
        Dividends                                          1,806               -         122,404               -           214,769
     Accrued Liabilities:
        Investment Advisory Fees                               -           2,024           2,331               -             4,355
        Administrative Services Fees                           8             446           2,096               -             2,940
        Shareholder Servicing Fees                            91               -           3,718               -             5,964
        Distribution Fees                                    183               -               7               -               257
        Custody Fees                                           -             103             204               -               307
        Administration Fees                                    1              20               -               -                35
        Service Organization Fees                              -               -               -               -               404
        Fund Services Fees                                     -               4               -               -                 7
        Other                                                 69              50           1,978               -             2,523


                                                   ---------------------------------------------------------------------------------
             Total Liabilities                             2,158         200,650         203,021               -           499,847
                                                   ---------------------------------------------------------------------------------

 NET  ASSETS:
     Paid-in Capital                                     533,344               -      29,619,555               -        50,578,903
     Accumulated Undistributed / (Distributions
     in Excess of) Net Investment Income                       -               -            (152)              -               (85)
     Accumulated Net Realized Loss on Investment              (5)              -          (1,060)              -            (1,873)


                                                   ---------------------------------------------------------------------------------
                 Net Assets                         $    533,339    $ 23,518,675     $29,618,343     $(23,518,675)     $50,576,945
                                                   =================================================================================

(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b)  Reflects write-off of deferred organization expense.
(c) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
(d) Reallocation of the fund's shares of beneficial interest outstanding to Cash Management, Reserves, Morgan, Premier, Retail, Agency, Class B, Class C, and Institutional Shares due to the Concurrent Reorganization.
(e) Reallocation of the fund's shares outstanding to Cash Management, Reserves, Morgan, Premier, Retail, Agency, Class B, Class C, and Institutional Shares due to the Concurrent Reorganization.
(f) Reflects the redemption in short-term investments of J.P. Morgan Manager's Money Market Fund, JPM Institutional Money Market Fund, Ltd.
     and J.P. Morgan  Institutional Service Money Market Fund, Ltd.
*    All classes

                  See Notes to Pro Forma Financial Statements

                                                                                 J.P. MORGAN                      J.P. MORGAN
                                                                J.P. MORGAN     INSTITUTIONAL    J.P. MORGAN     INSTITUTIONAL
                                                   J.P. MORGAN  INSTITUTIONAL      SERVICE          PRIME            DIRECT
                                                      PRIME         PRIME          PRIME            MONEY            PRIME
                                                      MONEY         MONEY          MONEY            MARKET           MONEY
                                                     MARKET        MARKET          MARKET          RESERVES          MARKET
                                                      FUND          FUND           FUND             FUND             FUND
 Shares of Beneficial Interest Outstanding
($.001 par value; unlimited number of
shares authorized)                                  4,662,032     14,102,955       1,361,177            279,169        20,307
Shares Outstanding
Premier
Vista (renamed Morgan)
Class B
Class C
Institutional (renamed Agency)
Reserves

Net Asset Value Per Share                         $      1.00   $       1.00    $       1.00         $   1.00        $  1.00

 PRO FORMA WITH CONCURRENT REORGANIZATION
 JP MORGAN PRIME MONEY MARKET FUND
 SHARES OUTSTANDING
     Cash Management                                        -              -               -               -               -
     Reserves                                               -              -               -               -               -
     Morgan                                                 -              -               -               -               -
     Premier                                                -              -               -               -               -
     Retail                                                 -              -               -               -               -
     Agency                                                 -              -               -               -               -
     Class B                                                -              -               -               -               -
     Class C                                                -              -               -               -               -
     Institutional                                          -              -               -               -               -

NET ASSET VALUE PER SHARE
     Cash Management                                        -              -                               -               -
     Reserves                                               -              -                               -               -
     Morgan                                                 -              -                               -               -
     Premier                                                -              -                               -               -
     Retail                                                 -              -                               -               -
     Agency                                                 -              -                               -               -
     Class B                                                -              -                               -               -
     Class C                                                -              -                               -               -
     Institutional                                          -              -                               -               -

                                                  ------------------------------------------------------------------------------
       Cost of Investments                        $         -    $         -    $          -         $     -          $    -
                                                  ==============================================================================

                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                        J.P. MORGAN      THE           JPMORGAN                           JPMORGAN
                                                           PRIME         PRIME          PRIME                              PRIME
                                                           CASH          MONEY          MONEY                              MONEY
                                                        MANAGEMENT       MARKET         MARKET       PRO FORMA             MARKET
                                                           FUND          PORTFOLIO      FUND II      ADJUSTMENT           FUND
 Shares of Beneficial Interest Outstanding
($.001 par value; unlimited number of
shares authorized)                                      533,344              -               -     (20,958,984)(d)                -
Shares Outstanding
Premier                                                                              2,059,160      (2,059,160)(e)                -
Vista (renamed Morgan)                                                              10,213,350     (10,213,350)(e)                -
Class B                                                                                 12,496         (12,496)(e)                -
Class C                                                                                    309            (309)(e)                -
Institutional (renamed Agency)                                                      17,334,106     (17,334,106)(e)                -
Reserves                                                                                   123            (123)(e)                -

Net Asset Value Per Share                            $    1.00              -      $      1.00*              -          $         -

 PRO FORMA WITH CONCURRENT REORGANIZATION
 JP MORGAN PRIME MONEY MARKET FUND
 SHARES OUTSTANDING
     Cash Management                                        -                -               -            533,344(c)        533,344
     Reserves                                               -                -               -            279,169(c)        279,169
     Morgan                                                 -                -               -         10,213,473(c)     10,213,473
     Premier                                                -                -               -          3,420,337(c)      3,420,337
     Retail                                                 -                -               -          4,662,032(c)      4,662,032
     Agency                                                 -                -               -         17,354,413(c)     17,354,413
     Class B                                                -                -               -             12,496(c)         12,496
     Class C                                                -                -               -                309(c)            309
     Institutional                                          -                -               -         14,102,955(c)     14,102,955

NET ASSET VALUE PER SHARE
     Cash Management                                        -                -               -                  -       $      1.00
     Reserves                                               -                -               -                  -       $      1.00
     Morgan                                                 -                -               -                  -       $      1.00
     Premier                                                -                -               -                  -       $      1.00
     Retail                                                 -                -               -                  -       $      1.00
     Agency                                                 -                -               -                  -       $      1.00
     Class B                                                -                -               -                  -       $      1.00
     Class C                                                -                -               -                  -       $      1.00
     Institutional                                          -                -               -                  -       $      1.00

                                                   ---------------------------------------------------------------------------------
       Cost of Investments                           $      -      $23,618,293    $ 29,704,751        $(2,465,646)      $50,857,398
                                                   =================================================================================

(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b)  Reflects write-off of deferred organization expense.
(c) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
(d) Reallocation of the fund's shares of beneficial interest outstanding to Cash Management, Reserves, Morgan, Premier, Retail, Agency, Class B, Class C, and Institutional Shares due to the Concurrent Reorganization.
(e) Reallocation of the fund's shares outstanding to Cash Management, Reserves, Morgan, Premier, Retail, Agency, Class B, Class C, and Institutional Shares due to the Concurrent Reorganization.
(f) Reflects the redemption in short-term investments of J.P. Morgan Manager's Money Market Fund, JPM Institutional Money Market Fund, Ltd.
     and J.P. Morgan  Institutional Service Money Market Fund, Ltd.
*    All classes


                  See Notes to Pro Forma Financial Statements

                     J.P. MORGAN PRIME MONEY MARKET FUND /
               J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND /
         J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND /
                 J.P. MORGAN PRIME MONEY MARKET RESERVES FUND /
           J.P. MORGAN INSTITUTIONAL PRIME DIRECT MONEY MARKET FUND /
  J.P. MORGAN PRIME CASH MANAGEMENT FUND / THE PRIME MONEY MARKET PORTFOLIO /
                        JPMORGAN PRIME MONEY MARKET FUND II
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                      J.P. MORGAN                       J.P. MORGAN
                                                                       J.P. MORGAN    INSTITUTIONAL     J.P. MORGAN    INSTITUTIONAL
                                                        J.P. MORGAN    INSTITUTIONAL      SERVICE          PRIME           DIRECT
                                                           PRIME           PRIME          PRIME            MONEY           PRIME
                                                           MONEY           MONEY          MONEY            MARKET          MONEY
                                                          MARKET          MARKET          MARKET          RESERVES         MARKET
                                                           FUND            FUND           FUND             FUND            FUND
 INCOME:

     Interest Income                                      $      -       $       -       $      -        $     -        $     -
     Allocated Interest Income                             263,803         646,625        125,099         23,337          1,186
     Allocated Portfolio Expenses                           (5,766)        (14,196)        (2,722)          (508)           (25)
                                                       ----------------------------------------------------------------------------
        Investment Income                                  258,037         632,429        122,377         22,829          1,161
                                                       ----------------------------------------------------------------------------

EXPENSES:

     Shareholder Servicing Fees                             10,161          10,027            957            179              9
     Investment Advisory Fees                                    -               -              -              -              -
     Administrative Services Fees                              974           2,238            457             85              5
     Service Organization Fee/Distribution Fee                   -               -          4,789          1,786             18
     Registration Expenses                                     394           1,684            250             77             41
     Custodian Fees                                              -               -              -              -              -
     Transfer Agent Fees                                         4               1             18              2              4
     Trustees' Fees and Expenses                                47             105             20              1              -
     Professional Fees                                          27              53             16             12             14
      Fund Services Fee                                         60             143             27              5              -
     Printing and Postage                                       15              13             13             11             17
     Administration Fees                                        42              97             20              3              -
     Financial and Fund Accounting Services Fee                  5               5             19              5              5
     Amortization of Organizational Expenses                     -               -              2              -              -
     Other                                                     263             195             32             46             27
                                                       ----------------------------------------------------------------------------
        Total Expenses                                      11,992          14,561          6,620          2,212            140
                                                       ----------------------------------------------------------------------------

     Less: Amounts Waived                                        -               -              -              -              -
     Less: Earnings Credits                                      -               -              -              -              -
     Less: Expense Reimbursements                                -           8,703            721            219            112
                                                       ----------------------------------------------------------------------------
        Net Expenses                                        11,992           5,858          5,899          1,993             28
                                                       ----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------
     Net Investment Income                                 246,045         626,571        116,478         20,836          1,133
                                                       ----------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:

     Net Realized Gain (Loss) on Investments                   (91)           (167)           (20)            (9)             1
     Change in Net Unrealized Appreciation/
     (Depreciation) of Investments                               -               -              -              -              -
                                                       ----------------------------------------------------------------------------

     Net Realized and Unrealized Appreciation/
     (Depreciation) on Investments Allocated
     from Portfolio                                            (91)           (167)           (20)            (9)             1
                                                       ----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
    from Operations                                      $ 245,954       $ 626,404       $ 116,458    $    20,827       $ 1,134
                                                       ============================================================================

                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                        J.P. MORGAN          THE          JPMORGAN                        JPMORGAN
                                                           PRIME            PRIME          PRIME                            PRIME
                                                           CASH             MONEY          MONEY                            MONEY
                                                        MANAGEMENT          MARKET         MARKET       PRO FORMA           MARKET
                                                           FUND             PORTFOLIO      FUND II      ADJUSTMENT         FUND
 INCOME:

     Interest Income                                  $      -          $ 1,259,669     $ 1,076,858    $ (187,055)(e)    $2,149,472
     Allocated Interest Income                          12,602                    -              -     (1,072,652)(c)             -
     Allocated Portfolio Expenses                         (275)                   -              -         23,492(b)              -
                                                      -----------------------------------------------------------------------------
        Investment Income                               12,327            1,259,669      1,076,858     (1,236,215)        2,149,472
                                                      -----------------------------------------------------------------------------

EXPENSES:
     Shareholder Servicing Fees                              -                    -         29,798         7,055(a)          58,186
     Investment Advisory Fees                                -               20,487         16,596        (3,665)(a,e)       33,418
     Administrative Services Fees                           45                4,509         16,596         8,509(a)          33,418
     Service Organization Fee/Distribution Fee           1,453                1,824            115       (8,046)(a)           1,939
     Registration Expenses                                 145                    -            612             -              3,203
     Custodian Fees                                          -                    -            987         2,795(f)           3,782
     Transfer Agent Fees                                     4                    -          1,196             -              1,229
     Trustees' Fees and Expenses                             -                  205            809             -              1,187
     Professional Fees                                      17                  127            294          (68)(g)             492
      Fund Services Fee                                      2                  279              -             -                516
     Printing and Postage                                   13                   13            238          (21)(g)             312
     Administration Fees                                     2                  116              -             -                280
     Financial and Fund Accounting Services Fee              5                    -              -          (44)(f)               -
     Amortization of Organizational Expenses                 -                    -              -             -                  2
     Other                                                  14                   20          1,337             -              1,934
                                                      -----------------------------------------------------------------------------
        Total Expenses                                   1,700               27,580         68,578          6,515           139,898
                                                      -----------------------------------------------------------------------------

     Less: Amounts Waived                                    -                    -          7,896          6,514            14,410
     Less: Earnings Credits                                  -                    -            164                              164
     Less: Expense Reimbursements                           96                    -             11            436            10,298
                                                      -----------------------------------------------------------------------------
        Net Expenses                                     1,604               27,580         60,507           (435)          115,026
                                                      -----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------
     Net Investment Income                              10,723            1,232,089      1,016,351     (1,235,780)        2,034,446
                                                      -----------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:

     Net Realized Gain (Loss) on Investments                (5)                (356)          (143)           291(d)           (499)
     Change in Net Unrealized Appreciation/
     (Depreciation) of Investments                           -                    -              -                                -

     Net Realized and Unrealized Appreciation/
     (Depreciation) on Investments
     Allocated from Portfolio                               (5)                (356)          (143)           291              (499)
                                                      -----------------------------------------------------------------------------
                                                      -----------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    from Operations                                   $  10,718           $1,231,733     $ 1,016,208   $(1,235,489)      $2,033,947
                                                      =============================================================================


(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under Feeder Expenses.
(c)  Reallocation of investments income to feeder funds
(d)  Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects elimination of J.P. Morgan Institutional Money Market Fund, Ltd, J.P. Morgan Institutional Service Money Market Fund, Ltd. and J.P. Morgan Manager's Money Market Fund allocated expenses/income.
(f)  Reflects new combined custodial agreement.
(g)  Reduction reflects expected benefits from combined operations.

                       See Notes to Pro Forma Statements.

      J.P. MORGAN PRIME MONEY MARKET FUND, J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND, J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND,
     J.P. MORGAN PRIME MONEY MARKET RESERVES FUND, J.P. MORGAN INSTITUTIONAL DIRECT PRIME MONEY MARKET FUND, J.P. MORGAN PRIME CASH MANAGEMENT FUND, THE
        PRIME MONEY MARKET PORTFOLIO, JPMORGAN PRIME MONEY MARKET FUND II

                   NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. BASIS OF COMBINATION:
The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Prime Money Market Portfolio ("Master Portfolio"), J.P. Morgan Prime Money Market Fund, J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Prime Money Market Reserves Fund, J.P. Morgan Institutional Direct Prime Money Market Fund, J.P. Morgan Prime Cash Management Fund, (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Prime Money Market Fund II ("JPMPMMF II") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolio, J.P. Morgan Prime Money Market Fund, J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Prime Money Market Reserves Fund, J.P. Morgan Institutional Direct Prime Money Market Fund, J.P. Morgan Prime Cash Management Fund in exchange for shares in JPMPMMF II.
The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2. SHARES OF BENEFICIAL INTEREST:
Immediately prior to the Concurrent Reorganization, JPMPMMF II would commence offering Cash Management Shares, Reserves Shares, Morgan Shares, Premier Shares, Retail Shares, Agency Shares, Institutional Shares, Class B Shares and Class C Shares. The net asset value per share for Cash Management Reserves, Morgan, Premier, Retail, Agency, Institutional, Class B and Class C, at the commencement of offering would be identical to the closing net asset value per share for the JPMPMMF II Institutional Class prior to Concurrent Reorganization.

Under the Concurrent Reorganization, the existing shares of J.P. Morgan Prime Cash Management Fund would be renamed Cash Management Shares, the existing shares of J.P. Morgan Prime Money Market Reserves Fund would be renamed Reserves Shares, the existing shares of JPMPMMF II Reserves and Vista Classes would be renamed Morgan Class, the existing shares of J.P. Morgan Institutional Service Prime Money Market Fund and JPMPMMF II Premier Class would be renamed as Premier Class, the existing shares of J.P. Morgan Prime Money Market Fund would be renamed as Retail Class, the existing shares of J.P. Morgan Institutional Direct Prime Money Market Fund and JPMPMMF II Institutional Class would be renamed as Agency Class, the existing shares of J.P. Morgan Institutional Prime Money Market Fund would be renamed Institutional Class, and the existing shares of JPMPMMF II Class B and Class C would remain as such respectively. The net asset values per share for the following classes: Cash Management, Reserves, Morgan, Premier, Retail, Agency, Institutional, Class B and Class C, at the commencement of offering would be identical to the closing net asset value per share for the JPMPMMF II Institutional Class immediately prior to the Concurrent Reorganization.

Under the proposed Concurrent Reorganization, each shareholder of J.P. Morgan Prime Money Market Fund, J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Prime Money Market Reserves Fund, J.P. Morgan Institutional Direct Prime Money Market Fund, and J.P. Morgan Prime Cash Management Fund would receive shares of JPMPMMF II with a value equal to their holding in their respective funds. Holders of the J.P. Morgan Prime Cash Management Fund will receive Cash Management Shares. Holders of the J.P. Morgan Prime Money Market Reserves Fund will receive Reserve Shares. Holders of Reserves and Vista Classes in JPMPMMF II will receive Morgan Shares. Holders of J.P. Morgan Institutional Service Prime Money Market Fund and holders of Premier Class in JPMPMMF II will receive Premier Shares. Holders of J.P. Morgan Prime Money Market Fund will receive

Retail Shares. Holders of J.P. Morgan Institutional Direct Prime Money Market Fund and Institutional Class in JPMPMMF II will receive Agency Shares. Holders of J.P. Morgan Institutional Prime Money Market Fund will receive Institutional Shares. Holders of Class B and Class C in JPMPMMF II will receive Class B and Class C Shares respectively. Shareholders of the J.P. Morgan Prime Money Market Fund, J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Prime Money Market Reserves Fund, J.P. Morgan Institutional Direct Prime Money Market Fund, and J.P. Morgan Prime Cash Management Fund will become shareholders of JPMPMMF II.

The Pro Forma net asset value per share assumes the issuance of additional shares of JPMPMMF II, which would have been issued on February 28, 2001 in connection with the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on February 28, 2001 net assets of J.P. Morgan Prime Money Market Fund, J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Prime Money Market Reserves Fund, J.P. Morgan Institutional Direct Prime Money Market Fund, J.P. Morgan Prime Cash Management Fund and net asset value per share of JPMPMMF II - Institutional Class.



JPMORGAN PRIME MONEY MARKET WITH CONCURRENT REORGANIZATION
(Amounts in thousands, except per share amounts)


                Cash     Reserves   Premier    Retail     Agency    Institutional
             Management
Increase in    533,344    279,169  1,361,177  4,662,032    20,307   14,102,955
Shares
Issued
Net Assets    $533,339   $279,160  $1,361,097 $4,662,087  $20,307   $14,102,612
2/28/01
Pro Forma       $1.00      $1.00     $1.00      $1.00      $1.00      $1.00
Net Asset
Value
2/28/01

3. PRO FORMA OPERATIONS:
The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended February 28, 2001.

      FORM N-14

      PART C - OTHER INFORMATION



      Item 15. Indemnification.

            ---------------

      Reference is hereby made to Article V of the Registrant's Declaration of Trust.

      The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

      Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                    Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 16. Exhibits.

            ---------------

      Declaration of Trust.

      1       Declaration of Trust, as amended. (1)

      2       By-laws. (1)

      3       None.

      4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

      5       None.

      6       Form of Investment Advisory Agreement.(5)

      7       Distribution and Sub-Administration Agreement dated August 21,
              1995.(5)

      8(a)    Retirement Plan for Eligible Trustees.(5)

      8(b)    Deferred Compensation Plan for Eligible Trustees.(5)

      9       Custodian Agreement. (1)

      10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement. (1) and (2)

      10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(5)

      10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(11)

      10(d)   Form of Rule 18f-3 Multi-Class Plan.(11)


                                    Part C-2

      11      None.


      12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

      13(a)   Transfer Agency Agreement. (1)

      13(b)   Form of Shareholder Servicing Agreement. (5)

      13(c)   Form of Administration Agreement.(5)




      14      None.

      15      None.

      16(a) Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff, Richard E. Ten Haken, Irving L. Thode, George E.
              McDavid. (12)


      16(b) Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding, Jr. (12)

      17(a)   Form of Proxy Card.

      17(b)   Preliminary Prospectus for the Surviving Fund filed herewith.

      17(c)   Prospectus for the Merging Fund. (12)

      17(d) Preliminary Statement of Additional Information for the Surviving Fund filed herewith.


      17(e)   Statement of Additional Information for the Merging Fund. (12)


      17(f)   Annual Report of the Surviving Fund dated August 31, 2000. (12)


      17(g) Semi-Annual Report of the Surviving Fund, dated February 28, 2001, filed herewith.


      17(h) Annual Report of the Merging Fund and the Master Portfolio dated November 30, 2000. (12)



----------


                                    Part C-3

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.

(3) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.

(4) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on October 31, 1995.

(5) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.

(6) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.

(7) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.

(8) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.

(9) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.

(10)  Filed herewith.

(11) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

(12) Filed as an Exhibit to the Registration Statement of the Registrant on Form N-14 (File No. 333-59030, as filed with the Securities and Exchange Commission on April 16, 2001.

      Item 17. Undertakings.

            ---------------

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of


                                    Part C-4
the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.






                                    Part C-5

                                   SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 15th day of May, 2001.



      MUTUAL FUND TRUST


      Registrant


      By:    /s/ Fergus Reid, III
         -----------------------------------------
          Fergus Reid, III
          Chairman


      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on May 15, 2001.


              *                        Chairman and Trustee
------------------------------
     Fergus Reid, III


              *                        President
--------------------------             and Trustee
     H. Richard Vartabedian


              *                        Trustee
------------------------------
     William J. Armstrong


              *                        Trustee
------------------------------
     John R.H. Blum


              *                        Trustee
------------------------------
     Stuart W. Cragin, Jr.


              *                        Trustee
------------------------------
     Roland R. Eppley, Jr.


              *                        Trustee
------------------------------
     Joseph J. Harkins


              *                        Trustee
------------------------------
     Sarah E. Jones


              *                        Trustee
------------------------------
     W.D. MacCallan


              *                        Trustee
------------------------------
     W. Perry Neff


              *                        Trustee
------------------------------
     Leonard M. Spalding, Jr.


              *                        Trustee
------------------------------
     Irv Thode


              *                        Trustee
------------------------------
     Richard E. Ten Haken


/s/ Martin R. Dean                     Treasurer and
------------------------------         Principal Financial
     Martin R. Dean                    Officer


/s/ Peter B. Eldridge                  Attorney in Fact
------------------------------
    Peter B. Eldridge

                                    EXHIBITS

ITEM           DESCRIPTION
----           -----------



(17) (a)       Form of Proxy Card.

     (c)       Preliminary Prospectus for the Surviving Fund.

     (e) Preliminary Statement of Additional Information for the Surviving Fund.

     (g)       Semi-Annual Report of the Surviving Fund dated
               February 28, 2001.